UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	11-30-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

SEMIANNUAL SHAREHOLDER REPORT

High-Yield Municipal Fund

Investor Class (ABHYX)	November 30, 2024

This semi-annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.59%

Fund Statistics
Net Assets	$611,550,447
Management Fees (dollars paid during the reporting period)	$1,433,090
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	383

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.6%
Exchange-Traded Funds	1.0%
Other Assets and Liabilities	0.4%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24934804

SEMIANNUAL SHAREHOLDER REPORT

High-Yield Municipal Fund

I Class (AYMIX)	November 30, 2024

This semi-annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.39%

Fund Statistics
Net Assets	$611,550,447
Management Fees (dollars paid during the reporting period)	$1,433,090
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	383

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.6%
Exchange-Traded Funds	1.0%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24934663

SEMIANNUAL SHAREHOLDER REPORT

High-Yield Municipal Fund

Y Class (AYMYX)	November 30, 2024

This semi-annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$19	0.36%

Fund Statistics
Net Assets	$611,550,447
Management Fees (dollars paid during the reporting period)	$1,433,090
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	383

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.6%
Exchange-Traded Funds	1.0%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24934622

SEMIANNUAL SHAREHOLDER REPORT

High-Yield Municipal Fund

A Class (AYMAX)	November 30, 2024

This semi-annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.84%

Fund Statistics
Net Assets	$611,550,447
Management Fees (dollars paid during the reporting period)	$1,433,090
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	383

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.6%
Exchange-Traded Funds	1.0%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24934861

SEMIANNUAL SHAREHOLDER REPORT

High-Yield Municipal Fund

C Class (AYMCX)	November 30, 2024

This semi-annual shareholder report contains important information about High-Yield Municipal Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$82	1.59%

Fund Statistics
Net Assets	$611,550,447
Management Fees (dollars paid during the reporting period)	$1,433,090
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	383

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.6%
Exchange-Traded Funds	1.0%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24934879

SEMIANNUAL SHAREHOLDER REPORT

Intermediate-Term Tax-Free Bond Fund

Investor Class (TWTIX)	November 30, 2024

This semi-annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$23	0.46%

Fund Statistics
Net Assets	$3,705,717,425
Management Fees (dollars paid during the reporting period)	$5,082,433
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	1,541

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Exchange-Traded Funds	0.5%
Other Assets and Liabilities	0.4%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24934507

SEMIANNUAL SHAREHOLDER REPORT

Intermediate-Term Tax-Free Bond Fund

I Class (AXBIX)	November 30, 2024

This semi-annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$13	0.26%

Fund Statistics
Net Assets	$3,705,717,425
Management Fees (dollars paid during the reporting period)	$5,082,433
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	1,541

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Exchange-Traded Funds	0.5%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24934846

SEMIANNUAL SHAREHOLDER REPORT

Intermediate-Term Tax-Free Bond Fund

Y Class (ATBYX)	November 30, 2024

This semi-annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$12	0.23%

Fund Statistics
Net Assets	$3,705,717,425
Management Fees (dollars paid during the reporting period)	$5,082,433
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	1,541

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Exchange-Traded Funds	0.5%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24934614

SEMIANNUAL SHAREHOLDER REPORT

Intermediate-Term Tax-Free Bond Fund

A Class (TWWOX)	November 30, 2024

This semi-annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$36	0.71%

Fund Statistics
Net Assets	$3,705,717,425
Management Fees (dollars paid during the reporting period)	$5,082,433
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	1,541

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Exchange-Traded Funds	0.5%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24934648

SEMIANNUAL SHAREHOLDER REPORT

Intermediate-Term Tax-Free Bond Fund

C Class (TWTCX)	November 30, 2024

This semi-annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$74	1.46%

Fund Statistics
Net Assets	$3,705,717,425
Management Fees (dollars paid during the reporting period)	$5,082,433
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	1,541

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Exchange-Traded Funds	0.5%
Other Assets and Liabilities	0.4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24934630

SEMIANNUAL SHAREHOLDER REPORT

Tax-Free Money Market Fund

Investor Class (BNTXX)	November 30, 2024

This semi-annual shareholder report contains important information about Tax-Free Money Market Fund for the period of June 1, 2024 to November 30, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$25	0.49%

Fund Statistics
Net Assets	$150,049,094
Management Fees (dollars paid during the reporting period)	$386,376
Total Number of Portfolio Holdings	86
7-Day Current Yield - Investor Class	2.66%
7-Day Effective Yield - Investor Class	2.69%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.5%
Other Assets and Liabilities	0.5%

Fund Changes
Beginning October 2024, the total eligible investments required to qualify for a waiver of the annual account maintenance fee changed from $10,000 to $25,000. Such fee will also be waived for any accounts for which the shareholder has elected to receive electronic delivery of all fund/account documents.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-24934408

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

November 30, 2024

High-Yield Municipal Fund
Investor Class (ABHYX)
I Class (AYMIX)
Y Class (AYMYX)
A Class (AYMAX)
C Class (AYMCX)

Schedule of Investments

NOVEMBER 30, 2024 (UNAUDITED)

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 98.6%
Alabama — 1.8%
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	$3,075,000	$3,102,896
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,064,306
Black Belt Energy Gas District Rev., VRN, 5.00%, 3/1/55 (GA: BP PLC)(1)	1,250,000	1,361,378
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	600,000	654,304
Jefferson County Sewer Rev., 5.50%, 10/1/53	1,000,000	1,103,708
Mobile County Industrial Development Authority Rev., (AM/NS Calvert LLC), 5.00%, 6/1/54	1,000,000	1,018,989
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (LIQ FAC: Royal Bank of Canada)	2,400,000	2,565,618
		10,871,199
Arizona — 6.2%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(2)	2,840,000	2,846,690
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada Fire Mesa/Red Rock/Pebble Obligated Group), 5.00%, 7/15/49	1,675,000	1,678,784
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(2)	2,000,000	2,028,514
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(2)(3)(4)	7,000,000	210,000
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(2)(3)(4)	1,400,000	42,000
Arizona Industrial Development Authority Rev., (Mirabella at ASU, Inc.), VRN, 5.35%, 10/1/28(2)	840,000	787,475
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(2)	2,500,000	2,507,016
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(2)	1,600,000	1,379,554
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/56	3,500,000	3,386,864
Industrial Development Authority of the City of Phoenix Arizona Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	792,317
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(2)	1,500,000	1,501,825
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(2)	1,500,000	1,501,581
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(2)	500,000	502,500
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(2)	2,000,000	2,007,956
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(2)	1,000,000	831,712
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(2)	1,860,000	1,546,985
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.25%, 7/1/44	1,165,000	1,114,012
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(2)	2,450,000	2,473,369
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/56(2)	1,220,000	1,049,725
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater Rev.), 5.25%, 7/1/47	1,000,000	1,119,020
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/40	1,250,000	1,442,024
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/50	1,500,000	1,637,669
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/54(2)	2,000,000	2,007,701
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(2)	800,000	597,532
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(2)	4,650,000	3,087,978
		38,080,803
Arkansas — 0.5%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.45%, 9/1/52	2,000,000	2,091,011
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	670,000	712,226
		2,803,237
California — 4.4%
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(5)	8,000,000	1,702,894
2

	Principal Amount/Shares	Value
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), Capital Appreciation, 0.00%, 6/1/55(5)	$1,000,000	$196,618
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	665,000	712,138
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco CA Special Tax Dist No. 2020-1 Development Spl Ta), 5.75%, 9/1/50(2)	850,000	928,748
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(2)	3,000,000	2,248,127
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(2)	2,140,000	1,585,267
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Altana Apartments), 4.00%, 10/1/56(2)	2,500,000	2,059,673
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Escondido Portfolio), 4.00%, 12/1/59(2)	3,500,000	2,220,238
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(2)	2,000,000	1,433,008
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 4.00%, 3/1/57(2)	1,765,000	1,341,280
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Parallel-Anaheim), 4.00%, 8/1/56(2)	2,465,000	2,252,449
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Waterscape Apartments), 4.00%, 9/1/46(2)	825,000	704,585
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(2)	1,670,000	519,585
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	500,000	596,776
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(5)	9,750,000	1,094,637
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(2)	2,665,000	2,519,883
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(2)	7,660,000	3,760,882
Sunnyvale Special Tax, (City of Sunnyvale CA Community Facilities District No. 1), 7.75%, 8/1/32	1,205,000	1,208,874
		27,085,662
Colorado — 3.1%
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	326,000	329,260
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/50	1,000,000	1,002,767
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	844,039
City & County of Denver Airport System Rev., 5.00%, 11/15/53	1,000,000	1,051,647
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	400,000	447,505
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.25%, 12/1/54	570,000	625,846
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	243,000	243,426
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,286,000	2,352,288
Denver Urban Renewal Authority Tax Allocation, (Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(2)	1,685,000	1,704,066
Fiddlers Business Improvement District GO, 5.55%, 12/1/47(2)	1,000,000	1,039,029
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	1,455,000	1,204,897
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	500,000	544,863
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	505,270
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	1,005,424
State of Colorado COP, 6.00%, 12/15/38	810,000	972,720
State of Colorado COP, 6.00%, 12/15/40	1,345,000	1,608,473
Sterling Ranch Community Authority Board Special Assessment, (Sterling Ranch Metropolitan District No. 1), 5.625%, 12/1/43	523,000	546,878
Village Metropolitan District GO, 5.00%, 12/1/49	2,400,000	2,422,923
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	302,118
		18,753,439
Connecticut — 0.9%
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(2)	3,750,000	3,617,288
3

	Principal Amount/Shares	Value
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/55(2)	$2,000,000	$1,783,831
		5,401,119
Delaware — 0.7%
Delaware River & Bay Authority Rev., 5.00%, 1/1/44	425,000	473,387
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.625%, 7/1/53(2)	750,000	796,416
Town of Millsboro Special Tax, (Town of Millsboro DE Plantation Lakes Special Development District), 5.25%, 7/1/48(2)	2,996,000	3,006,240
		4,276,043
District of Columbia — 1.2%
District of Columbia Rev., (Rocketship DC Obligated Group), 5.75%, 6/1/54	750,000	782,990
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(5)	15,000,000	3,373,333
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/44	3,000,000	2,935,089
		7,091,412
Florida — 7.3%
Babcock Ranch Community Independent Special District Special Assessment, (Babcock Ranch Community Independent Special District Assessment Area 1), 5.25%, 11/1/46	250,000	251,271
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	1,000,000	1,001,212
Capital Projects Finance Authority Rev., (Navigator Academy of Leadership, Inc. Obligated Group), 5.00%, 6/15/64(2)	1,000,000	989,935
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/58	1,200,000	1,203,383
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 4.00%, 8/15/45	4,860,000	4,584,316
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 5.00%, 9/15/50(2)	2,200,000	2,089,836
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 6.75%, 6/15/53(2)	1,500,000	1,656,697
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/54	2,500,000	2,598,558
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/53	1,250,000	1,409,965
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.50%, 11/15/54	2,000,000	2,270,684
JEA Water & Sewer System Rev., 5.50%, 10/1/54	1,000,000	1,124,875
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(2)	800,000	780,165
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(2)	850,000	814,756
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	650,000	654,782
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy Obligated Group), 5.25%, 9/15/44	950,000	950,072
Miami-Dade County Seaport Department Rev., 5.25%, 10/1/52	700,000	748,812
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/46	2,000,000	2,014,732
Orlando Utilities Commission Rev., 5.00%, 10/1/50	500,000	546,975
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.75%, 9/1/54 (AGM)	960,000	1,079,508
Tampa Bay Water Rev., 5.00%, 10/1/38	305,000	352,642
Tomoka Community Development District Special Assessment, (Tomoka Community Development District Series 2017 Special Assessment), 5.50%, 5/1/35	2,500,000	2,561,601
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 4.625%, 1/1/30(1)(2)	750,000	752,712
Village Community Development District No. 12 Special Assessment (Village Community Development District No. 12 Series 2016 Special Assessment), 3.625%, 5/1/31	1,815,000	1,815,273
Village Community Development District No. 12 Special Assessment (Village Community Development District No. 12 Series 2018 Phase II Special Assmn), 4.375%, 5/1/50	2,440,000	2,403,830
Village Community Development District No. 13 Special Assessment (Village Community Development District No. 13 Phase I Series 2019 Special Assmnt), 3.70%, 5/1/50	1,895,000	1,648,145
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020 Special Assmnts), 3.25%, 5/1/52	2,145,000	1,653,325
Village Community Development District No. 14 Special Assessment (Village Community Development District No. 14 Series 2022 Phase I Special Asmnt), 5.50%, 5/1/53	2,885,000	3,015,124
Village Community Development District No. 15 Special Assessment (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt), 5.25%, 5/1/54(2)	995,000	1,033,893
4

	Principal Amount/Shares	Value
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024, Special Assessment), 4.80%, 5/1/55(2)	$500,000	$504,323
Winter Garden Village at Fowler Groves Community Development District Special Assessment, (Winter Garden Village at Fowler Groves Cmnty Development Dist 2016 Spl Assmnt), 4.125%, 5/1/37	1,995,000	1,984,397
		44,495,799
Georgia — 3.7%
Atlanta Department of Aviation Rev., 5.00%, 7/1/52	2,100,000	2,206,943
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	775,000	841,671
Development Authority of White County Rev., (Truett-McConnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	3,524,523
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/54	1,250,000	1,166,459
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/54(2)	4,020,000	3,953,316
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	4,300,000	4,337,929
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	1,050,000	1,125,776
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	3,645,000	3,897,807
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Royal Bank of Canada)	455,000	494,643
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup Global Markets)	500,000	536,108
Municipal Electric Authority of Georgia Rev., 5.00%, 1/1/36	750,000	848,657
		22,933,832
Hawaii — 0.0%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/38(1)	145,000	166,713
Idaho — 1.0%
Idaho Health Facilities Authority Rev., (North Canyon Medical Center, Inc.), 5.50%, 11/1/45	3,250,000	3,229,600
Idaho Health Facilities Authority Rev., (North Canyon Medical Center, Inc.), 7.125%, 11/1/57	1,000,000	1,098,525
Idaho Health Facilities Authority Rev., (St. Luke's Health System Ltd. Obligated Group ID), 4.00%, 3/1/46 (BAM-TCRS)	2,000,000	2,009,349
		6,337,474
Illinois — 5.9%
Chicago GO, 5.00%, 1/1/28	2,000,000	2,088,296
Chicago GO, 5.00%, 1/1/29	2,000,000	2,114,279
Chicago GO, 5.625%, 1/1/29	2,500,000	2,600,013
Chicago GO, 5.50%, 1/1/39	2,000,000	2,000,348
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,803,452
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,501,372
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,032,715
Chicago Midway International Airport Rev., 5.75%, 1/1/48 (BAM)	715,000	798,210
Chicago O'Hare International Airport Rev., 5.50%, 1/1/53 (AGM)	1,000,000	1,074,181
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,534,557
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(2)	2,000,000	2,017,670
Illinois Finance Authority Rev., VRN, 4.125%, 12/1/50(1)(2)	1,500,000	1,517,538
Springfield Electric Rev., 5.00%, 3/1/39 (BAM)(1)	1,250,000	1,386,363
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,153,128
State of Illinois GO, 5.00%, 10/1/33	900,000	946,505
State of Illinois GO, 5.50%, 5/1/39	985,000	1,074,433
State of Illinois GO, 5.75%, 5/1/45	2,400,000	2,632,635
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association IL), 4.00%, 6/1/36	2,000,000	1,833,268
		36,108,963
Indiana — 0.6%
Carmel Waterworks Rev., 5.25%, 5/1/51 (BAM)	1,150,000	1,229,171
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.125%, 6/1/58	250,000	259,504
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/39	250,000	272,911
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/44	250,000	267,328
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.75%, 7/1/64	1,255,000	1,239,504
Valparaiso Rev., (Pratt Paper IN LLC), 4.50%, 1/1/34(2)	205,000	209,893
5

	Principal Amount/Shares	Value
Valparaiso Rev., (Pratt Paper IN LLC), 5.00%, 1/1/54(2)	$100,000	$102,639
		3,580,950
Iowa — 0.8%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	3,720,000	3,674,360
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 7.50%, 5/15/53	1,000,000	1,126,542
		4,800,902
Kansas — 0.1%
Prairie Village Tax Allocation, (City of Prairie Village KS Meadowbrook Redevelopment District), 3.125%, 4/1/36	870,000	825,901
Kentucky — 1.1%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,346,701
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	5,500,000	5,513,300
		6,860,001
Louisiana — 0.7%
Louisiana Public Facilities Authority Rev., (Calcasieu Bridge Partners LLC), 5.50%, 9/1/54	570,000	619,695
St. James Parish Rev., (NuStar Logistics LP), VRN, 6.10%, 12/1/40(2)	1,250,000	1,394,047
St. James Parish Rev., (NuStar Logistics LP), VRN, 5.85%, 8/1/41(2)	1,000,000	1,009,853
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37	1,500,000	1,513,694
		4,537,289
Maryland — 1.5%
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 5.125%, 6/1/43	1,500,000	1,508,383
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 5.00%, 6/1/51	1,200,000	1,217,819
Brunswick Special Tax, (City of Brunswick MD Brunswick Crossing Special Taxing District), 5.00%, 7/1/36	1,447,000	1,477,976
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/50	3,370,000	2,960,899
Prince George's County Tax Allocation, (County of Prince George's MD Westphalia Town Center Development District), 5.25%, 7/1/48(2)	2,000,000	2,029,671
		9,194,748
Massachusetts — 0.8%
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	2,070,000	2,233,436
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 5.00%, 7/1/60(2)	1,000,000	1,013,657
Massachusetts Water Resources Authority Rev., 5.00%, 8/1/49	1,500,000	1,665,552
		4,912,645
Michigan — 3.2%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,475,576
Detroit GO, 5.50%, 4/1/45	1,540,000	1,636,849
Detroit GO, 5.00%, 4/1/46	2,000,000	2,093,045
Detroit GO, 5.00%, 4/1/50	2,250,000	2,339,793
Detroit GO, 5.50%, 4/1/50	1,820,000	1,920,920
Flint Hospital Building Authority Rev., (Hurley Medical Center), 4.00%, 7/1/41	2,500,000	2,282,464
Michigan Finance Authority Rev., 6.75%, 7/1/44(2)	1,935,000	1,916,400
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	1,580,000	1,585,483
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 0.00%, 6/1/65(5)	1,500,000	167,978
State of Michigan Trunk Line Rev., 5.00%, 11/15/46	2,000,000	2,227,925
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/36 (AGM)	750,000	845,395
		19,491,828
Minnesota — 0.3%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	3,100,000	1,840,244
Mississippi — 0.2%
Hinds County COP, 4.625%, 9/1/54 (BAM)(2)	960,000	967,880
Missouri — 2.3%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/54	1,250,000	1,310,118
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/48	945,000	1,066,710
6

	Principal Amount/Shares	Value
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	$2,500,000	$2,140,173
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	5,023,186
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,395,869
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/46	1,000,000	987,427
		13,923,483
Nebraska — 0.9%
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	5,000,000	5,278,911
Nevada — 2.5%
Clark County Special Assessment, (County of Clark NV Special Improvement District No. 159), 5.00%, 8/1/30	1,170,000	1,180,393
Clark County Special Assessment, (County of Clark NV Special Improvement District No. 159), 5.00%, 8/1/32	300,000	302,452
Clark County Special Assessment, (County of Clark NV Special Improvement District No. 159), 5.00%, 8/1/35	555,000	559,277
Las Vegas Special Improvement District No. 613 Special Assessment, 5.50%, 12/1/53	300,000	312,929
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	855,000	864,891
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	785,000	692,950
Las Vegas Special Improvement District No. 817 Special Assessment, 6.00%, 6/1/53	500,000	525,506
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada Cactus/Saddle Obligated Group), 5.00%, 7/15/37	1,000,000	1,003,952
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada Cactus/Saddle Obligated Group), 5.00%, 7/15/47	1,400,000	1,401,247
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	565,000	559,520
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	675,000	666,556
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	555,000	547,609
North Las Vegas Special Assessment, (City of North Las Vegas NV Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	915,000	884,296
Reno Rev., (County of Washoe NV Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(2)(5)	5,500,000	838,805
Reno Rev., (County of Washoe NV Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(2)(5)	13,000,000	1,420,186
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/39	240,000	251,473
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/44	230,000	236,645
Sparks Special Improvement District No. 1 Special Assessment, 5.125%, 6/1/54	285,000	291,144
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	2,850,000	2,920,849
		15,460,680
New Jersey — 3.0%
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(2)	1,105,000	1,109,024
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(2)	725,000	726,683
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,066,767
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 11/1/52	2,300,000	2,461,788
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.625%, 11/15/30	455,000	456,822
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.50%, 12/15/32, Prerefunded at 100% of Par(6)	1,000,000	1,192,611
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/44	5,000,000	5,221,464
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	2,000,000	2,060,428
		18,295,587
New Mexico — 0.9%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	500,594
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	450,219
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,202,075
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.00%, 5/1/33(2)	1,000,000	973,196
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(2)	2,750,000	2,610,344
		5,736,428
7

	Principal Amount/Shares	Value
New York — 11.5%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	$1,500,000	$1,511,758
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	4,500,000	4,545,080
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	3,805,000	3,741,308
Metropolitan Transportation Authority Rev., 5.25%, 11/15/55	5,000,000	5,260,874
New York City GO, 5.25%, 5/1/42	1,000,000	1,119,812
New York City GO, 5.00%, 4/1/43	7,040,000	7,339,661
New York City GO, 5.25%, 5/1/43	1,000,000	1,114,068
New York City GO, 4.00%, 9/1/46	1,240,000	1,241,939
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	700,000	703,747
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/50	10,000,000	10,662,385
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 3.25%, 12/2/24 (SBBPA: JPMorgan Chase Bank N.A.)	600,000	600,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 3.25%, 12/2/24 (SBBPA: JPMorgan Chase Bank N.A.)	1,200,000	1,200,000
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured Rev.), 5.25%, 2/1/53	1,500,000	1,670,817
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 3.25%, 12/2/24 (SBBPA: JPMorgan Chase Bank N.A.)	400,000	400,000
New York Counties Tobacco Trust Rev., 5.00%, 6/1/45	1,000,000	946,035
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,167,168
New York Power Authority Rev., 5.00%, 11/15/40	600,000	695,621
New York State Dormitory Authority Rev., (Cornell University), 5.50%, 7/1/54	1,000,000	1,147,546
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/41	1,235,000	1,343,239
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/44	750,000	806,645
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	2,500,000	2,496,713
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.25%, 3/15/52	670,000	744,944
New York State Thruway Authority Rev., 5.25%, 1/1/54	1,000,000	1,105,581
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.625%, 4/1/40	1,630,000	1,764,687
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 4.375%, 10/1/45	2,000,000	1,949,524
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	3,800,000	3,803,142
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	2,535,000	2,670,714
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), VRN, 0.00%, 12/31/54 (AGC)	750,000	503,340
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), 5.25%, 12/31/54 (AGC)	1,750,000	1,886,276
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.00%, 6/30/49 (AGM)	1,000,000	1,037,684
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.00%, 6/30/54 (AGM)	1,250,000	1,300,355
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.50%, 6/30/54	555,000	596,161
New York Transportation Development Corp. Rev., (JFK NTO LLC), 6.00%, 6/30/54	1,095,000	1,195,395
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.75%, 11/1/48 (AGM)	500,000	566,789
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	327,613
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	643,531
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	466,167
		70,276,319
North Carolina — 1.1%
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/35	1,000,000	1,000,544
North Carolina Medical Care Commission Rev., (Moravian Home Obligated Group), 5.00%, 10/1/48	3,000,000	2,699,045
North Carolina Medical Care Commission Rev., (Penick Village Obligated Group), 4.50%, 9/1/29	315,000	315,693
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/49	1,500,000	1,507,248
North Carolina Turnpike Authority Rev., 5.00%, 1/1/58 (AGM)	1,000,000	1,077,863
		6,600,393
Ohio — 4.0%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	12,380,000	11,353,147
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/57(5)	15,000,000	1,450,227
8

	Principal Amount/Shares	Value
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	$2,500,000	$2,538,453
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	5,780,000	3,984,415
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,500,051
Ohio Air Quality Development Authority Rev., (Pratt Paper OH LLC), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(2)	1,000,000	1,002,568
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	1,841,160
		24,670,021
Oklahoma — 0.3%
Oklahoma Water Resources Board Rev., 5.00%, 10/1/39	330,000	365,111
Oklahoma Water Resources Board Rev., 4.125%, 10/1/53	1,300,000	1,307,608
		1,672,719
Oregon — 0.5%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	253,098
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.25%, 11/15/50	1,000,000	1,003,764
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.375%, 11/15/55	1,500,000	1,506,649
		2,763,511
Pennsylvania — 2.8%
Allegheny County Airport Authority Rev., 5.00%, 1/1/35 (AGM)	1,000,000	1,087,347
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,110,221
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 6/30/39	2,100,000	2,091,422
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRN, 0.00%, 6/30/44	1,049,000	757,368
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(2)	379,000	379,824
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(2)	791,000	779,651
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,518,455
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	1,128,802
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	1,007,277
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.75%, 6/30/48	1,600,000	1,744,252
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.00%, 12/31/57 (AGM)	1,600,000	1,663,498
Pennsylvania Economic Development Financing Authority Rev., (Talen Energy Supply LLC), VRN, 5.25%, 12/1/37	955,000	973,444
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	145,000	144,011
Philadelphia Authority for Industrial Development Rev., (Philadelphia Performing Arts Charter School), 5.00%, 6/15/50(2)	1,000,000	1,003,026
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	957,807
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	947,540
		17,293,945
Puerto Rico — 2.4%
Puerto Rico GO, 5.375%, 7/1/25	705,243	713,200
Puerto Rico GO, 5.625%, 7/1/29	402,071	434,038
Puerto Rico GO, 5.75%, 7/1/31	390,528	435,631
Puerto Rico GO, 4.00%, 7/1/33	370,323	369,219
Puerto Rico GO, 4.00%, 7/1/35	332,871	329,462
Puerto Rico GO, 4.00%, 7/1/37	285,691	280,636
Puerto Rico GO, 4.00%, 7/1/41	388,431	374,262
Puerto Rico GO, 4.00%, 7/1/46	403,963	385,311
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(5)	476,571	330,247
Puerto Rico GO, VRN, 0.00%, 11/1/43	1,532,082	947,976
Puerto Rico GO, VRN, 0.00%, 11/1/51	1,245,911	666,562
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	2,500,000	2,500,021
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.75%, 7/1/53	3,000,000	3,002,838
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/46(5)	5,000,000	1,693,925
9

	Principal Amount/Shares	Value
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(5)	$10,000,000	$2,483,797
		14,947,125
Rhode Island — 0.2%
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,002,039
South Carolina — 2.0%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,390,889
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	1,500,000	1,639,592
South Carolina Jobs-Economic Development Authority Rev., (Beaufort Memorial Hospital Obligated Group), 5.75%, 11/15/54	400,000	430,439
South Carolina Jobs-Economic Development Authority Rev., (Greenville Renewable Energy Education Charter School Obligated Group), 4.00%, 6/1/56(2)	1,530,000	1,117,929
South Carolina Jobs-Economic Development Authority Rev., (Kiawah Life Plan Village, Inc.), 5.25%, 11/15/28	5,000,000	5,028,920
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	594,007
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	990,770
South Carolina Public Service Authority Rev., 5.00%, 12/1/54 (AGM)	1,000,000	1,074,919
		12,267,465
Tennessee — 0.8%
Hamilton County & Chattanooga Sports Authority Rev., 6.00%, 12/1/55	1,000,000	1,183,411
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.125%, 7/1/64 (BAM)	635,000	663,894
Nashville Metropolitan Development & Housing Agency Tax Allocation, (Nashville Metropolitan Development & Housing Agency Fifth + Broadway Redev Area), 5.125%, 6/1/36(2)	500,000	510,735
Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.25%, 6/1/56(2)	1,200,000	1,231,589
Shelby County Health Educational & Housing Facilities Board Rev., (Baptist Memorial Health Care Obligated Group), VRN, 5.00%, 9/1/49	705,000	751,573
Tennergy Corp. Rev., VRN, 5.00%, 10/1/54 (GA: Royal Bank of Canada)	750,000	797,824
		5,139,026
Texas — 7.3%
Austin Special Assessment, (City of Austin TX Whisper Valley Public Improvement District Improvement Area 3), 5.00%, 11/1/44(1)(2)	450,000	453,031
Austin Special Assessment, (City of Austin TX Whisper Valley Public Improvement District Improvement Area 3), 5.25%, 11/1/53(1)(2)	500,000	506,396
Austin Airport System Rev., 5.00%, 11/15/37	2,000,000	2,153,828
Beaumont Waterworks & Sewer System Rev., 5.00%, 9/1/49 (BAM)	1,500,000	1,605,729
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,001,111
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,001,330
Central Texas Turnpike System Rev., VRN, 5.00%, 8/15/42	1,005,000	1,084,032
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 6.125%, 8/15/48	9,950,000	10,083,530
Galveston Wharves & Terminal Rev., 5.50%, 8/1/40	1,155,000	1,280,348
Garland Independent School District GO, 5.00%, 2/15/48 (PSF-GTD)	2,000,000	2,174,056
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,750,000	1,781,395
Houston Airport System Rev., 5.25%, 7/1/48 (AGM)	2,500,000	2,688,042
Houston Airport System Rev., (United Airlines, Inc.), 5.50%, 7/15/39(1)	570,000	615,751
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	1,740,000	1,662,446
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.25%, 5/15/54 (AGM)	1,000,000	1,097,162
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	1,400,000	1,421,345
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas LLC), 5.00%, 8/15/46	1,000,000	970,287
San Antonio Electric & Gas Systems Rev., 5.50%, 2/1/49	500,000	571,021
San Antonio Electric & Gas Systems Rev., 5.25%, 2/1/54	1,000,000	1,114,124
State of Texas GO, 5.00%, 8/1/41	2,300,000	2,318,589
10

	Principal Amount/Shares	Value
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 4.00%, 11/15/27	$1,935,000	$1,896,089
Texas Municipal Gas Acquisition & Supply Corp. V Rev., VRN, 5.00%, 1/1/55 (GA: Bank of America Corp.)	2,050,000	2,227,082
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.50%, 12/31/58	2,625,000	2,859,671
Viridian Municipal Management District GO, 4.00%, 12/1/35 (BAM)	920,000	927,984
		44,494,379
Utah — 0.7%
UIPA Crossroads Public Infrastructure District Tax Allocation, (UIPA Crossroads Public Infrastructure District AJL Project Area), 4.375%, 6/1/52(2)	4,250,000	4,180,264
Virginia — 2.0%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(2)	995,000	996,346
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,044,001
Dulles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,120,000	1,109,043
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(2)	1,905,000	1,902,178
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(2)	2,000,000	2,023,219
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(2)	2,250,000	2,250,914
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	954,524
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	1,190,000	1,229,885
		12,510,110
Washington — 3.5%
Grays Harbor County Public Hospital District No. 1 Rev., 6.875%, 12/1/53	1,000,000	1,130,027
Jefferson County Public Hospital District No. 2 Rev., 6.875%, 12/1/53	2,000,000	2,126,283
King County Sewer Rev., 5.00%, 1/1/49	1,200,000	1,321,303
Port of Seattle Rev., 5.00%, 8/1/46	3,530,000	3,695,477
State of Washington GO, 5.00%, 2/1/42	5,000,000	5,148,663
State of Washington GO, 5.00%, 6/1/45	4,000,000	4,328,830
Tacoma Electric System Rev., 5.00%, 1/1/54	1,000,000	1,081,032
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(2)	300,000	296,110
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(2)	830,000	721,477
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(2)	1,900,000	1,467,811
		21,317,013
West Virginia — 0.9%
Monongalia County Tax Allocation, (Monongalia County Building Commission Development District No. 4), 5.75%, 6/1/43(2)	440,000	476,743
Monongalia County Tax Allocation, (Monongalia County Building Commission Development District No. 4), 6.00%, 6/1/53(2)	875,000	947,681
Ohio County Tax Allocation, (Ohio WV Fort Henry Centre Tax Increment Financing District No. 1), 5.25%, 6/1/53	600,000	622,802
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.50%, 9/1/48 (AGM)	3,250,000	3,617,649
		5,664,875
Wisconsin — 3.0%
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(2)	1,000,000	1,000,640
Public Finance Authority Rev., (CHF - Manoa LLC), 5.75%, 7/1/53(2)	1,330,000	1,445,411
Public Finance Authority Rev., (CHF - Manoa LLC), 6.75%, 7/1/63(2)	2,000,000	2,181,937
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(2)	520,000	518,451
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(2)	455,000	447,403
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.75%, 7/1/54	855,000	922,892
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30, Prerefunded at 100% of Par(2)(6)	50,000	55,038
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/50(2)	950,000	963,687
Public Finance Authority Rev., (Southminster, Inc. Obligated Group), 5.00%, 10/1/53(2)	2,750,000	2,716,696
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(2)	1,125,000	922,856
11

	Principal Amount/Shares	Value
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(2)	$1,085,000	$981,600
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/51	1,100,000	894,538
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/56	1,500,000	1,187,166
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/51(2)	1,500,000	1,321,394
Public Finance Authority Tax Allocation, (Southeast Overtown Park West Community Redevelopment Agency), 5.00%, 6/1/41(2)	1,500,000	1,552,183
Public Finance Authority Tax Allocation, (Town of Scarborough Downtown Omnibus Municipal Development & TIF District), 5.00%, 8/1/39	200,000	202,440
Wisconsin Health & Educational Facilities Authority Rev., (Bellin Memorial Hospital Obligated Group), 5.50%, 12/1/52	800,000	882,133
		18,196,465
TOTAL MUNICIPAL SECURITIES (Cost $613,758,901)		603,108,841
EXCHANGE-TRADED FUNDS — 1.0%
VanEck High Yield Muni ETF (Cost $6,172,380)	118,500	6,262,725
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $619,931,281)		609,371,566
OTHER ASSETS AND LIABILITIES — 0.4%		2,178,881
TOTAL NET ASSETS — 100.0%		$611,550,447

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	65	March 2025	$13,397,109	$37,618
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	32	March 2025	$3,673,500	$(71,312)
^Amount represents value and unrealized appreciation (depreciation).

12

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
PSF-GTD	–	Permanent School Fund
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $129,218,615, which represented 21.1% of total net assets.
(3)Security is in default.
(4)Non-income producing.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.
13

Statement of Assets and Liabilities

NOVEMBER 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $619,931,281)	$609,371,566
Cash	61,996
Deposits with broker for futures contracts	98,267
Receivable for investments sold	696,433
Receivable for capital shares sold	95,822
Interest and dividends receivable	9,368,581
619,692,665

Liabilities
Payable for investments purchased	6,672,060
Payable for capital shares redeemed	1,015,109
Payable for variation margin on futures contracts	5,359
Accrued management fees	235,210
Distribution and service fees payable	7,690
Dividends payable	206,790
8,142,218

Net Assets	$611,550,447

Net Assets Consist of:
Capital paid in	$674,535,524
Distributable earnings (loss)	(62,985,077)
$611,550,447

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$244,612,163	27,089,489	$9.03
I Class	$275,011,942	30,458,973	$9.03
Y Class	$61,260,970	6,787,159	$9.03
A Class	$28,419,610	3,147,773	$9.03
C Class	$2,245,762	248,817	$9.03
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.46 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
14

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$14,398,244
Dividends	57,981
14,456,225
Expenses:
Management fees	1,433,090
Distribution and service fees:
A Class	35,911
C Class	11,016
Trustees' fees and expenses	19,063
Other expenses	4,215
1,503,295

Net investment income (loss)	12,952,930

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,248,229)
Futures contract transactions	35,674
(1,212,555)

Change in net unrealized appreciation (depreciation) on:
Investments	22,819,350
Futures contracts	(33,694)
22,785,656

Net realized and unrealized gain (loss)	21,573,101

Net Increase (Decrease) in Net Assets Resulting from Operations	$34,526,031

See Notes to Financial Statements.
15

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2024 (UNAUDITED) AND YEAR ENDED MAY 31, 2024
Increase (Decrease) in Net Assets	November 30, 2024	May 31, 2024
Operations
Net investment income (loss)	$12,952,930	$27,070,405
Net realized gain (loss)	(1,212,555)	(10,598,990)
Change in net unrealized appreciation (depreciation)	22,785,656	13,530,415
Net increase (decrease) in net assets resulting from operations	34,526,031	30,001,830

Distributions to Shareholders
From earnings:
Investor Class	(4,993,674)	(9,946,190)
I Class	(5,999,859)	(13,138,667)
Y Class	(1,288,668)	(2,387,870)
A Class	(562,782)	(1,194,715)
C Class	(34,904)	(88,202)
Decrease in net assets from distributions	(12,879,887)	(26,755,644)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	11,964,280	(93,795,685)

Net increase (decrease) in net assets	33,610,424	(90,549,499)

Net Assets
Beginning of period	577,940,023	668,489,522
End of period	$611,550,447	$577,940,023

See Notes to Financial Statements.
16

Notes to Financial Statements

NOVEMBER 30, 2024 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

17

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended November 30, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.58%
I Class		0.0500% to 0.1100%	0.38%
Y Class		0.0200% to 0.0800%	0.35%
A Class		0.2500% to 0.3100%	0.58%
C Class		0.2500% to 0.3100%	0.58%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

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Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $3,600,000 and $1,545,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2024 were $127,586,991 and $110,476,349, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2024		Year ended May 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	3,050,319	$27,297,842	5,952,824	$50,937,157
Issued in reinvestment of distributions	476,661	4,270,877	991,787	8,531,796
Redeemed	(2,791,736)	(25,010,418)	(8,513,243)	(72,939,642)
	735,244	6,558,301	(1,568,632)	(13,470,689)
I Class
Sold	4,134,270	36,936,834	12,945,767	109,811,962
Issued in reinvestment of distributions	628,147	5,628,290	1,441,103	12,376,379
Redeemed	(4,463,398)	(39,970,164)	(23,600,301)	(199,937,348)
	299,019	2,594,960	(9,213,431)	(77,749,007)
Y Class
Sold	740,125	6,625,074	1,743,997	14,999,371
Issued in reinvestment of distributions	143,828	1,288,557	277,446	2,386,187
Redeemed	(446,414)	(3,987,923)	(1,857,784)	(15,907,207)
	437,539	3,925,708	163,659	1,478,351
A Class
Sold	254,280	2,271,906	131,357	1,112,119
Issued in reinvestment of distributions	54,250	486,096	117,975	1,014,393
Redeemed	(392,157)	(3,514,608)	(659,934)	(5,601,465)
	(83,627)	(756,606)	(410,602)	(3,474,953)
C Class
Sold	28,453	256,157	52,534	455,281
Issued in reinvestment of distributions	3,643	32,622	9,152	78,760
Redeemed	(72,616)	(646,862)	(131,027)	(1,113,428)
	(40,520)	(358,083)	(69,341)	(579,387)
Net increase (decrease)	1,347,655	$11,964,280	(11,098,347)	$(93,795,685)

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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$603,108,841	—
Exchange-Traded Funds	$6,262,725	—	—
	$6,262,725	$603,108,841	—
Other Financial Instruments
Futures Contracts	$37,618	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$71,312	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $15,208,039 futures contracts purchased and $3,804,113 futures contracts sold.

The value of interest rate risk derivative instruments as of November 30, 2024, is disclosed on the Statement of Assets and Liabilities as a liability of $5,359 in payable for variation margin on futures contracts.* For the six months ended November 30, 2024, the effect of interest rate risk derivative instruments on the Statement of Operations was $35,674 in net realized gain (loss) on futures contract transactions and $(33,694) in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.
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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$619,931,281
Gross tax appreciation of investments	$19,307,255
Gross tax depreciation of investments	(29,866,970)
Net tax appreciation (depreciation) of investments	$(10,559,715)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of May 31, 2024, the fund had accumulated short-term capital losses of $(26,256,779) and accumulated long-term capital losses of $(24,832,965), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$8.71	0.19	0.32	0.51	(0.19)	—	(0.19)	$9.03	5.86%	0.59%	0.59%	4.18%	4.18%	18%	$244,612
2024	$8.63	0.37	0.08	0.45	(0.37)	—	(0.37)	$8.71	5.30%	0.60%	0.60%	4.32%	4.32%	37%	$229,456
2023	$9.31	0.34	(0.68)	(0.34)	(0.34)	—	(0.34)	$8.63	(3.61)%	0.60%	0.60%	3.86%	3.86%	50%	$240,924
2022	$10.36	0.29	(0.97)	(0.68)	(0.29)	(0.08)	(0.37)	$9.31	(6.72)%	0.59%	0.59%	2.91%	2.91%	60%	$283,598
2021	$9.34	0.33	1.02	1.35	(0.33)	—	(0.33)	$10.36	14.64%	0.59%	0.60%	3.30%	3.29%	53%	$323,276
2020	$9.86	0.34	(0.49)	(0.15)	(0.34)	(0.03)	(0.37)	$9.34	(1.64)%	0.60%	0.60%	3.45%	3.45%	75%	$268,023
I Class
2024(3)	$8.71	0.20	0.32	0.52	(0.20)	—	(0.20)	$9.03	5.97%	0.39%	0.39%	4.38%	4.38%	18%	$275,012
2024	$8.63	0.40	0.06	0.46	(0.38)	—	(0.38)	$8.71	5.51%	0.40%	0.40%	4.52%	4.52%	37%	$262,572
2023	$9.31	0.36	(0.68)	(0.32)	(0.36)	—	(0.36)	$8.63	(3.42)%	0.40%	0.40%	4.06%	4.06%	50%	$339,700
2022	$10.36	0.31	(0.97)	(0.66)	(0.31)	(0.08)	(0.39)	$9.31	(6.53)%	0.39%	0.39%	3.11%	3.11%	60%	$445,970
2021	$9.34	0.35	1.02	1.37	(0.35)	—	(0.35)	$10.36	14.87%	0.39%	0.40%	3.50%	3.49%	53%	$432,620
2020	$9.86	0.36	(0.49)	(0.13)	(0.36)	(0.03)	(0.39)	$9.34	(1.45)%	0.40%	0.40%	3.65%	3.65%	75%	$320,785
Y Class
2024(3)	$8.70	0.20	0.33	0.53	(0.20)	—	(0.20)	$9.03	5.98%	0.36%	0.36%	4.41%	4.41%	18%	$61,261
2024	$8.62	0.39	0.07	0.46	(0.38)	—	(0.38)	$8.70	5.66%	0.37%	0.37%	4.55%	4.55%	37%	$55,261
2023	$9.31	0.36	(0.69)	(0.33)	(0.36)	—	(0.36)	$8.62	(3.50)%	0.37%	0.37%	4.09%	4.09%	50%	$53,353
2022	$10.36	0.32	(0.97)	(0.65)	(0.32)	(0.08)	(0.40)	$9.31	(6.50)%	0.36%	0.36%	3.14%	3.14%	60%	$62,488
2021	$9.34	0.35	1.02	1.37	(0.35)	—	(0.35)	$10.36	14.90%	0.36%	0.37%	3.53%	3.52%	53%	$64,919
2020	$9.86	0.36	(0.49)	(0.13)	(0.36)	(0.03)	(0.39)	$9.34	(1.42)%	0.37%	0.37%	3.68%	3.68%	75%	$36,453
A Class
2024(3)	$8.71	0.18	0.32	0.50	(0.18)	—	(0.18)	$9.03	5.73%	0.84%	0.84%	3.93%	3.93%	18%	$28,420
2024	$8.63	0.35	0.07	0.42	(0.34)	—	(0.34)	$8.71	5.03%	0.85%	0.85%	4.07%	4.07%	37%	$28,132
2023	$9.31	0.32	(0.68)	(0.36)	(0.32)	—	(0.32)	$8.63	(3.85)%	0.85%	0.85%	3.61%	3.61%	50%	$31,420
2022	$10.36	0.27	(0.97)	(0.70)	(0.27)	(0.08)	(0.35)	$9.31	(6.95)%	0.84%	0.84%	2.66%	2.66%	60%	$30,220
2021	$9.34	0.31	1.01	1.32	(0.30)	—	(0.30)	$10.36	14.35%	0.84%	0.85%	3.05%	3.04%	53%	$35,772
2020	$9.86	0.31	(0.49)	(0.18)	(0.31)	(0.03)	(0.34)	$9.34	(1.89)%	0.85%	0.85%	3.20%	3.20%	75%	$33,838

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$8.70	0.14	0.33	0.47	(0.14)	—	(0.14)	$9.03	5.33%	1.59%	1.59%	3.18%	3.18%	18%	$2,246
2024	$8.63	0.29	0.06	0.35	(0.28)	—	(0.28)	$8.70	4.25%	1.60%	1.60%	3.32%	3.32%	37%	$2,518
2023	$9.31	0.25	(0.68)	(0.43)	(0.25)	—	(0.25)	$8.63	(4.57)%	1.60%	1.60%	2.86%	2.86%	50%	$3,094
2022	$10.36	0.19	(0.97)	(0.78)	(0.19)	(0.08)	(0.27)	$9.31	(7.65)%	1.59%	1.59%	1.91%	1.91%	60%	$3,668
2021	$9.34	0.23	1.02	1.25	(0.23)	—	(0.23)	$10.36	13.51%	1.59%	1.60%	2.30%	2.29%	53%	$4,869
2020	$9.86	0.24	(0.49)	(0.25)	(0.24)	(0.03)	(0.27)	$9.34	(2.62)%	1.60%	1.60%	2.45%	2.45%	75%	$10,800

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended November 30, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
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•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other
25

components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
26

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Semiannual Financial Statements and Other Information

November 30, 2024

Intermediate-Term Tax-Free Bond Fund
Investor Class (TWTIX)
I Class (AXBIX)
Y Class (ATBYX)
A Class (TWWOX)
C Class (TWTCX)

Schedule of Investments

NOVEMBER 30, 2024 (UNAUDITED)

	Principal Amount/ Shares	Value
MUNICIPAL SECURITIES — 99.1%
Alabama — 2.8%
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)	$10,000,000	$10,684,932
Black Belt Energy Gas District Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	1,645,000	1,666,947
Black Belt Energy Gas District Rev., VRN, 5.25%, 2/1/53 (GA: Morgan Stanley)	15,000,000	15,925,284
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	6,925,000	6,987,824
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	1,630,000	1,704,458
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	16,170,000	17,209,822
Black Belt Energy Gas District Rev., VRN, 5.50%, 10/1/54 (GA: Goldman Sachs Group, Inc.)	1,500,000	1,652,519
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/55 (GA: Pacific Life Insurance Co.)	2,000,000	2,143,823
Energy Southeast A Cooperative District Rev., VRN, 5.75%, 4/1/54 (GA: Morgan Stanley)	3,750,000	4,171,991
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	4,800,000	5,234,431
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,029,258
Jefferson County Rev., 5.00%, 9/15/35	1,000,000	1,030,065
Jefferson County Sewer Rev., 5.00%, 10/1/27	1,250,000	1,319,154
Jefferson County Sewer Rev., 5.00%, 10/1/28	2,000,000	2,147,329
Jefferson County Sewer Rev., 5.00%, 10/1/32	2,250,000	2,545,365
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 6/1/49 (GA: Morgan Stanley)	8,890,000	9,521,299
Southeast Energy Authority A Cooperative District Rev., VRN, 5.50%, 1/1/53 (GA: Morgan Stanley)	5,000,000	5,401,939
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (LIQ FAC: Royal Bank of Canada)	11,715,000	12,523,421
		103,899,861
Alaska — 0.1%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	3,604,967
Arizona — 4.1%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.43%, (MUNIPSA plus 0.25%), 11/4/25, Prerefunded at 100% of Par(1)	605,000	603,264
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 4.08%, (S&P Municipal Bond 7‐Day High Grade Index plus 0.81%), 1/1/37	7,500,000	7,327,554
Arizona Health Facilities Authority Rev., VRN, 3.43%, (MUNIPSA plus 0.25%), 11/4/25, Prerefunded at 100% of Par(1)	125,000	124,245
Arizona Health Facilities Authority Rev., VRN, 3.43%, (MUNIPSA plus 0.25%), 1/1/46	3,115,000	3,075,150
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(2)	215,000	216,927
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(2)	275,000	275,033
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(2)	600,000	610,250
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(2)	855,000	858,579
Arizona Industrial Development Authority Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/28	4,545,000	4,831,350
Arizona Industrial Development Authority Rev., (Ironwood Ranch Apartments LP), VRN, 5.00%, 2/1/58	4,725,000	4,869,903
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(2)(3)(4)	5,000,000	150,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(2)	1,025,000	1,026,183
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(2)	725,000	671,531
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/29 (BAM)	250,000	270,634
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	675,676
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	324,235
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	323,855
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	255,620
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	505,553
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 3.00%, 12/15/31(2)	420,000	391,760
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(2)	250,000	229,636
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/51(2)	700,000	590,415

	Principal Amount/ Shares	Value
Arizona Sports & Tourism Authority Rev., 5.00%, 7/1/25 (BAM)	$2,000,000	$2,021,640
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System Rev.), 5.00%, 7/15/28	2,090,000	2,261,566
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System Rev.), 5.00%, 7/15/29	2,500,000	2,754,272
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System Rev.), 5.00%, 7/15/34	2,105,000	2,403,257
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System Rev.), 5.00%, 7/15/35	5,000,000	5,690,097
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(2)	1,400,000	1,398,133
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	203,951
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	310,022
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	224,748
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	728,801
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	725,545
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	310,258
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,026,768
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,275,085
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/36	1,875,000	1,883,620
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/41	1,200,000	1,203,459
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/46	1,300,000	1,302,559
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(2)	10,965,000	11,149,378
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(2)	3,380,000	3,084,565
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(2)	1,140,000	967,530
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(2)	6,500,000	5,516,619
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(2)	3,140,000	2,611,577
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/27	900,000	925,998
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/28	800,000	821,651
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/29	650,000	666,583
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/30	1,625,000	1,664,888
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association Obligated Group), 5.00%, 8/1/31	1,500,000	1,534,487
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	180,000	182,995
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	2,805,000	2,847,910
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/41	430,000	391,777
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/46	345,000	303,668
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	2,750,000	2,758,947
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/51	580,000	490,472
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	1,750,000	1,791,280
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	5,200,000	5,717,192

	Principal Amount/ Shares	Value
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(2)	$1,000,000	$1,003,508
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/39	7,500,000	7,242,346
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(2)	1,855,000	1,899,127
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(2)	3,500,000	3,533,384
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/51(2)	1,650,000	1,452,736
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater Rev.), 5.00%, 7/1/30	1,000,000	1,117,285
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater Rev.), 5.00%, 7/1/31	1,000,000	1,131,961
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater Rev.), 5.00%, 7/1/33	500,000	580,265
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/42 (AGM)	1,725,000	1,912,999
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/43 (AGM)	1,000,000	1,104,862
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/38	6,910,000	6,972,338
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/42	2,500,000	2,857,923
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/47	7,500,000	8,263,561
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup, Inc.)	10,030,000	11,104,089
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/34(2)	1,875,000	1,958,187
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/44(2)	2,000,000	2,027,126
		151,520,348
Arkansas — 0.1%
Searcy Sales & Use Tax Rev., 4.00%, 11/1/38	2,000,000	2,012,825
Searcy Sales & Use Tax Rev., 4.00%, 11/1/39	2,000,000	2,006,644
Searcy Sales & Use Tax Rev., 4.00%, 11/1/41	1,000,000	1,001,167
		5,020,636
California — 3.0%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,228,814
California Community Choice Financing Authority Rev., VRN, 3.63%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	8,770,000	8,297,235
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	1,665,000	1,783,022
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(2)	785,000	782,261
California Municipal Finance Authority Special Tax, (City Of Chula Vista Community Facilities District No. 2021-11), 5.00%, 9/1/52	5,000,000	5,218,886
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,028,815
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(2)	1,005,000	1,001,823
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(2)	1,350,000	1,378,083
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	6,255,000	6,364,733
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	8,000,000	8,000,195
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NPFG)(5)	2,530,000	2,216,331
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(2)	1,800,000	1,333,402
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(2)	1,400,000	1,003,105
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(2)	1,455,000	452,693
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(2)	19,815,000	19,411,862
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,241,168
Irvine Special Tax, (City of Irvine CA Community Facilities District No. 2013-3 Area No. 4), 4.00%, 9/1/27	1,455,000	1,472,797
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(2)	3,150,000	3,228,045
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(5)	1,670,000	1,414,789
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(1)	800,000	811,922

	Principal Amount/ Shares	Value
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(1)	$1,000,000	$1,014,903
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26	1,025,000	1,039,731
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,295,000	1,311,584
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,000,000	1,012,665
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/42	2,000,000	2,137,208
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,783,671
Orange County Community Facilities District No. 2023-1 Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.00%, 8/15/38	1,230,000	1,340,709
Orange County Community Facilities District No. 2023-1 Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.25%, 8/15/43	1,350,000	1,469,816
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,022,891
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,345,351
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,136,188
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(5)	5,110,000	2,744,715
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,050,111
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/25, Prerefunded at 100% of Par(1)	6,000,000	6,015,230
San Jose Financing Authority Rev., (City of San Jose CA Wastewater Rev.), 5.00%, 11/1/37	800,000	924,464
San Jose Financing Authority Rev., (City of San Jose CA Wastewater Rev.), 5.00%, 11/1/38	825,000	948,898
State of California GO, 4.00%, 9/1/32	5,000,000	5,078,781
		110,046,897
Colorado — 3.3%
Adams County COP, 4.00%, 12/1/27	1,310,000	1,322,281
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43 (ST AID WITHHLDG)	3,000,000	3,258,113
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/38 (AGC)	425,000	475,399
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/39 (AGC)	1,000,000	1,117,549
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/42 (AGC)	765,000	840,269
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/38 (BAM)	720,000	811,831
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/40 (BAM)	300,000	335,144
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/42 (BAM)	740,000	819,298
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/44 (BAM)	630,000	692,328
City & County of Denver Airport System Rev., 5.00%, 11/15/34	270,000	308,960
City & County of Denver Airport System Rev., 5.00%, 11/15/35	500,000	570,113
City & County of Denver Airport System Rev., 5.00%, 11/15/36	400,000	454,657
City & County of Denver Airport System Rev., 5.00%, 11/15/37	320,000	361,908
City & County of Denver Airport System Rev., 5.00%, 11/15/37	600,000	678,578
City & County of Denver Airport System Rev., 5.00%, 11/15/38	875,000	986,344
City & County of Denver Airport System Rev., 5.00%, 11/15/38	1,080,000	1,217,430
City & County of Denver Airport System Rev., 5.25%, 11/15/39	1,300,000	1,482,884
City & County of Denver Airport System Rev., 5.00%, 11/15/40	1,100,000	1,228,680
City & County of Denver Airport System Rev., 5.25%, 11/15/40	670,000	761,006
City & County of Denver Airport System Rev., 5.00%, 11/15/41	1,500,000	1,664,359
City & County of Denver Airport System Rev., 5.25%, 11/15/41	570,000	644,850
City & County of Denver Airport System Rev., 5.00%, 11/15/42	1,125,000	1,239,018
City & County of Denver Airport System Rev., 5.25%, 11/15/42	500,000	563,710
City & County of Denver Airport System Rev., 5.25%, 11/15/47	3,350,000	3,721,116
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), 4.00%, 11/15/43	10,000,000	9,924,131
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	7,400,000	7,532,496
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/59	1,740,000	1,892,986
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/29	3,300,000	3,598,860
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	1,400,000	1,566,266
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	7,795,000	7,946,863

	Principal Amount/ Shares	Value
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	$1,250,000	$1,252,447
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	2,000,000	1,966,480
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/50	3,000,000	2,753,057
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/25	350,000	351,088
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/26	390,000	394,235
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/27	400,000	408,030
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/28	250,000	256,756
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/29	2,160,000	2,220,913
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.25%, 5/15/32	600,000	617,486
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	8,500,000	8,764,061
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 5.00%, 11/1/44	4,875,000	5,153,048
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	719,910
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	737,764
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	512,517
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/37 (BAM)	250,000	269,998
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/38 (BAM)	250,000	269,530
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/39 (BAM)	500,000	538,070
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 5.00%, 12/1/44 (BAM)	1,000,000	1,060,056
Hunters Overlook Metropolitan District No. 5 GO, 5.00%, 12/1/44 (AGC)	500,000	546,864
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	519,410
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,057,860
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	806,297
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	2,040,000	1,689,340
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/26 (AGM)	600,000	620,695
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/28 (AGM)	670,000	715,861
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/29 (AGM)	400,000	433,330
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/29 (AGM)	735,000	796,244
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/30 (AGM)	300,000	329,044
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/30 (AGM)	755,000	828,095
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31 (AGM)	300,000	332,407
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31 (AGM)	935,000	1,036,003
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/31	1,235,000	1,308,706
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/32 (AGM)	500,000	559,098
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/33 (AGM)	425,000	474,186
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/34 (AGM)	325,000	361,561
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/34	1,465,000	1,547,838
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/35 (AGM)	350,000	387,978
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/35	1,540,000	1,623,910
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/36 (AGM)	250,000	276,262

	Principal Amount/ Shares	Value
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/37 (AGM)	$275,000	$303,774
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/37	1,700,000	1,789,214
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/38 (AGM)	300,000	330,307
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/38	1,785,000	1,876,006
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/40 (AGM)	1,100,000	1,201,817
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	1,100,000	1,198,699
Raindance Metropolitan District No. 2 GO, 5.00%, 12/1/39 (BAM)	1,000,000	1,091,504
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/36 (AGC)	115,000	124,782
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/37 (AGC)	350,000	378,835
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/38 (AGC)	265,000	286,208
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/39 (AGC)	250,000	269,392
St. Vrain Lakes Metropolitan District No. 2 GO, 5.00%, 12/1/40 (AGC)	280,000	300,992
State of Colorado COP, 6.00%, 12/15/38	1,960,000	2,353,743
State of Colorado COP, 6.00%, 12/15/40	3,270,000	3,910,563
Trails at Crowfoot Metropolitan District No. 3 GO, 5.00%, 12/1/39 (AGC)	500,000	552,915
Vauxmont Metropolitan District GO, 5.00%, 12/1/25 (AGM)	180,000	183,178
Vauxmont Metropolitan District GO, 5.00%, 12/1/26 (AGM)	195,000	202,301
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	135,000	139,168
Vauxmont Metropolitan District GO, 5.00%, 12/1/27 (AGM)	200,000	211,101
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AGM)	130,000	134,009
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AGM)	210,000	224,782
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AGM)	125,000	128,854
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AGM)	215,000	233,432
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AGM)	125,000	128,854
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AGM)	215,000	234,377
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AGM)	125,000	128,852
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AGM)	230,000	250,188
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AGM)	135,000	139,158
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AGM)	500,000	543,041
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AGM)	160,000	164,927
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AGM)	505,000	547,423
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AGM)	285,000	308,343
Vauxmont Metropolitan District GO, 5.00%, 12/1/35 (AGM)	100,000	107,789
		122,492,390
Connecticut — 2.2%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	517,507
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	644,096
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,611,458
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	541,083
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,368,842
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,076,828
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,060,930
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	683,094
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	1,828,769
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,063,687
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,559,531
City of Hartford Rev., (State of Connecticut), 5.00%, 4/1/25	2,250,000	2,263,211
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/30	1,000,000	1,027,590

	Principal Amount/ Shares	Value
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/32	$1,030,000	$1,054,855
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/33	1,000,000	1,022,176
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,000,000	1,018,229
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(2)	990,000	1,012,503
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(2)	285,000	292,607
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(2)	1,065,000	1,091,626
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(2)	500,000	501,728
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(2)	1,500,000	1,404,245
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	625,798
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	520,286
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,144,561
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	363,675
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	414,229
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 3.20%, 7/1/37	6,500,000	6,510,888
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 2.80%, 7/1/57	6,530,000	6,501,222
Connecticut State Health & Educational Facilities Authority Rev., (Yale-New Haven Health Obligated Group), VRN, 5.00%, 7/1/49	2,925,000	3,168,320
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(2)	5,000,000	5,065,564
State of Connecticut GO, 5.00%, 1/15/29	5,615,000	6,118,351
State of Connecticut GO, 5.00%, 4/15/32	5,000,000	5,439,024
State of Connecticut GO, 4.00%, 1/15/35	5,500,000	5,727,387
State of Connecticut GO, 4.00%, 1/15/36	12,560,000	13,029,200
State of Connecticut GO, 5.00%, 11/15/36	1,000,000	1,134,377
State of Connecticut GO, 5.00%, 11/15/37	1,000,000	1,128,710
State of Connecticut Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,026,434
		81,562,621
Delaware — 0.1%
Delaware River & Bay Authority Rev., 5.00%, 1/1/34	400,000	465,495
Delaware River & Bay Authority Rev., 5.00%, 1/1/36	550,000	635,455
Delaware River & Bay Authority Rev., 5.00%, 1/1/37	700,000	804,049
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.25%, 7/1/44(2)	875,000	922,465
		2,827,464
District of Columbia — 1.3%
District of Columbia GO, 5.00%, 6/1/25	1,590,000	1,606,155
District of Columbia GO, 5.00%, 6/1/30	7,130,000	7,986,671
District of Columbia GO, 5.00%, 8/1/41	1,500,000	1,711,501
District of Columbia GO, 5.00%, 8/1/43	2,500,000	2,829,214
District of Columbia Rev., 5.00%, 10/1/33	14,600,000	15,950,210
District of Columbia Rev., 4.00%, 3/1/45	7,890,000	7,919,827
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	1,635,000	1,646,342
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/39	250,000	251,083
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/41	5,100,000	5,666,896
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/43	3,330,000	3,667,528
		49,235,427
Florida — 6.4%
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,001,280
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	2,900,000	2,903,516
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/25	500,000	504,832
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/26	500,000	511,971

	Principal Amount/ Shares	Value
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	$255,000	$267,461
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/29	1,000,000	1,058,341
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/30	500,000	533,046
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/31	500,000	531,284
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/32	500,000	529,253
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	500,000	527,517
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/37	940,000	980,147
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/38	680,000	707,023
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/39	765,000	788,849
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/40	855,000	879,471
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/41	945,000	969,238
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/42	1,045,000	1,067,793
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/43	1,145,000	1,165,559
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/48	2,500,000	2,529,202
Central Florida Expressway Authority Rev., 5.00%, 7/1/41 (AGC)	1,250,000	1,404,204
Duval County Public Schools COP, 5.00%, 7/1/35 (AGM)	2,955,000	3,243,784
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 4.00%, 8/15/45	5,000,000	4,716,375
Florida Development Finance Corp. Rev., 4.00%, 7/1/51(2)	1,850,000	1,628,998
Florida Development Finance Corp. Rev., (Florida Health Sciences Center, Inc. Obligated Group), VRN, 5.00%, 8/1/56	8,700,000	9,451,775
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/31(2)	300,000	313,177
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/35(2)	225,000	232,685
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 4.00%, 9/15/30(2)	470,000	457,886
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc. Series 2020C/D Obligated Group), 5.00%, 9/15/40(2)	1,050,000	1,044,255
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/39	2,790,000	3,008,480
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/26	300,000	311,484
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/26	550,000	571,054
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/27	400,000	425,371
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/27	600,000	638,056
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/28	400,000	434,056
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/28	650,000	705,340
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/40	800,000	899,048
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/40	1,000,000	1,123,810
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/48	3,500,000	3,962,294
Fort Myers Rev., 4.00%, 12/1/29	170,000	172,087
Fort Myers Rev., 4.00%, 12/1/30	150,000	151,784
Fort Myers Rev., 4.00%, 12/1/31	650,000	657,099
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,790,460
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,490,741
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.00%, 11/15/34	5,000,000	5,826,387
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/32	1,100,000	1,259,206
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	3,915,000	3,943,802
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,253,645
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,554,131
Lee County Transportation Facilities Rev., 5.00%, 10/1/33	500,000	568,181
Lee County Transportation Facilities Rev., 5.00%, 10/1/34	525,000	601,029
Lee County Transportation Facilities Rev., 5.00%, 10/1/35	400,000	460,003
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/32	3,500,000	4,025,064
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	5,312,236
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	5,329,197
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,078,261
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	505,000	513,929

	Principal Amount/ Shares	Value
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/34 (BAM)	$460,000	$517,422
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/35 (BAM)	940,000	1,053,194
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/36 (BAM)	680,000	758,976
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/38 (BAM)	1,460,000	1,616,452
Northern Palm Beach County Improvement District Special Assessment, (Northern Palm Beach County Improvement District Unit of Development No. 2C), 5.00%, 8/1/39 (BAM)	700,000	770,962
Orlando Utilities Commission Rev., 5.00%, 10/1/40	760,000	866,699
Orlando Utilities Commission Rev., 5.00%, 10/1/41	565,000	640,245
Orlando Utilities Commission Rev., 5.00%, 10/1/42	500,000	561,591
Orlando Utilities Commission Rev., 5.00%, 10/1/42	3,200,000	3,567,660
Orlando Utilities Commission Rev., 5.00%, 10/1/43	250,000	278,970
Orlando Utilities Commission Rev., 5.00%, 10/1/43	6,800,000	7,552,399
Osceola County Transportation Rev., 5.00%, 10/1/37	1,025,000	1,084,314
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(5)	1,200,000	771,285
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(5)	3,000,000	1,839,799
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(5)	1,500,000	830,974
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(5)	1,800,000	947,164
Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	1,250,000	1,233,309
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	1,015,178
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,200,919
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	4,726,054
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,552,955
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	1,010,078
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/27 (AGM)	500,000	529,952
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/28 (AGM)	600,000	647,712
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/29 (AGM)	500,000	548,290
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/30 (AGM)	550,000	611,330
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/32 (AGM)	1,075,000	1,221,569
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	720,000	735,883
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	15,415,000	15,672,740
Port State Lucie Utility System Rev., 4.00%, 9/1/36	5,000,000	5,024,976
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,368,300
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	1,006,826
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	2,004,220
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,081,702
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,388,463
State of Florida Department of Transportation Turnpike System Rev., 5.00%, 7/1/36	5,555,000	6,321,736
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	804,759
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,001,011
Tampa Rev., (BayCare Obligated Group), 4.00%, 11/15/46	12,740,000	12,749,703
Tampa Bay Water Rev., 5.00%, 10/1/43	1,000,000	1,123,813
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,163,873
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,467,248

	Principal Amount/ Shares	Value
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	$3,995,000	$4,180,522
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 4.25%, 1/1/30(2)(6)	900,000	903,203
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,000,000	1,016,922
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/30 (AGM)	895,000	975,623
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/33 (AGM)	825,000	924,728
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/34 (AGM)	490,000	547,803
Village Community Development District No. 10 Special Assessment, (Village Community Development District No. 10 Series 2014 Phase II Assessment), 5.00%, 5/1/37 (AGM)	1,145,000	1,265,091
Village Community Development District No. 12 Special Assessment, (Village Community Development District No. 12 Series 2018 Phase II Special Assmn), 3.80%, 5/1/28	1,635,000	1,647,929
Village Community Development District No. 12 Special Assessment, (Village Community Development District No. 12 Series 2018 Phase II Special Assmn), 4.00%, 5/1/33	1,790,000	1,804,110
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts), 1.875%, 5/1/25(2)	250,000	248,513
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts), 2.625%, 5/1/30(2)	1,695,000	1,602,127
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts), 3.00%, 5/1/35(2)	2,245,000	2,052,312
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase II Series 2020 Special Assmnts), 3.25%, 5/1/40(2)	2,405,000	2,131,513
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020 Special Assmnts), 1.80%, 5/1/26	295,000	288,348
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020 Special Assmnts), 2.55%, 5/1/31	980,000	907,007
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020 Special Assmnts), 2.85%, 5/1/36	975,000	856,024
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020 Special Assmnts), 3.00%, 5/1/41	1,460,000	1,216,658
Village Community Development District No. 13 Special Assessment, (Village Community Development Dist No. 13 Phase III Series 2020 Special Assmnts), 3.25%, 5/1/52	4,380,000	3,376,019
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019 Special Assmnt), 3.00%, 5/1/29	945,000	920,106
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019 Special Assmnt), 3.375%, 5/1/34	3,080,000	2,965,392
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019 Special Assmnt), 3.55%, 5/1/39	1,240,000	1,161,843
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I Special Asmnt), 5.125%, 5/1/37	5,280,000	5,570,885
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I Special Asmnt), 5.375%, 5/1/42	3,840,000	4,041,085
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt), 4.375%, 5/1/33(2)	995,000	1,028,053
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt), 4.85%, 5/1/38(2)	750,000	783,685
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt), 5.00%, 5/1/43(2)	500,000	519,102
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024, Special Assessment), 4.20%, 5/1/39(2)	1,000,000	1,005,671
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024, Special Assessment), 4.55%, 5/1/44(2)	750,000	756,401
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,051,242
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,259,458
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,095,054
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,145,835
		236,134,126
Georgia — 2.6%
Atlanta Airport Passenger Facility Charge Rev., 5.00%, 7/1/37	7,000,000	7,884,085

	Principal Amount/ Shares	Value
Atlanta Water & Wastewater Rev., 4.00%, 11/1/43 (BAM)	$1,050,000	$1,065,449
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	2,585,000	2,807,380
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.70%, 10/1/32	5,225,000	5,341,985
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.375%, 11/1/53	1,820,000	1,830,562
George L Smith II Congress Center Authority Rev., 2.375%, 1/1/31	2,000,000	1,841,769
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/36	1,100,000	1,112,978
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(2)	2,460,000	2,338,185
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(2)	4,355,000	4,420,815
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,168,028
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,053,904
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/37 (GA: Macquarie Group Ltd.)	4,500,000	4,851,176
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	20,200,000	20,378,178
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	6,900,000	7,397,957
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 4/1/54 (GA: TD BANK N.A.)	835,000	899,637
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	10,400,000	11,121,315
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup Global Markets)	2,500,000	2,680,539
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Royal Bank of Canada)	3,635,000	3,951,706
Metropolitan Atlanta Rapid Transit Authority Rev., 4.00%, 7/1/35	5,095,000	5,181,896
Municipal Electric Authority of Georgia Rev., 5.25%, 1/1/41 (BAM)	1,150,000	1,300,135
Municipal Electric Authority of Georgia Rev., 5.00%, 1/1/42	1,100,000	1,209,662
Municipal Electric Authority of Georgia Rev., 5.00%, 1/1/43	1,000,000	1,095,421
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/38	1,400,000	1,428,810
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/39	2,750,000	2,792,579
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	2,125,000	2,126,826
		97,280,977
Hawaii — 0.3%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/38(6)	980,000	1,126,747
City & County of Honolulu GO, 4.00%, 7/1/42	4,025,000	4,070,714
State of Hawaii GO, 5.00%, 1/1/36	7,000,000	7,547,576
		12,745,037
Illinois — 8.8%
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,002,540
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,021,440
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,711,211
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,009,853
Brown County Community Unit School District No. 1 GO, 5.00%, 12/1/39 (BAM)	1,340,000	1,460,487
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/31 (BAM)	910,000	1,004,791
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/33 (BAM)	500,000	560,272
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/35 (BAM)	1,150,000	1,292,955
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/36 (BAM)	830,000	928,817
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/37 (BAM)	1,000,000	1,115,116
Chicago GO, 5.00%, 1/1/30	6,600,000	7,041,329
Chicago GO, 4.00%, 1/1/35	3,000,000	3,015,763
Chicago GO, 5.25%, 1/1/38	5,000,000	5,323,748
Chicago GO, 6.00%, 1/1/38	5,000,000	5,185,109
Chicago Board of Education GO, 5.00%, 12/1/28 (AGM)	6,705,000	7,076,237
Chicago Board of Education GO, 5.00%, 12/1/28 (AGM)	8,295,000	8,754,271
Chicago Board of Education GO, 5.00%, 12/1/31 (AGM)	1,250,000	1,309,826
Chicago Board of Education GO, 5.00%, 12/1/31 (AGM)	2,250,000	2,357,687
Chicago Board of Education GO, 5.00%, 12/1/32 (AGM)	1,000,000	1,046,155
Chicago Midway International Airport Rev., 5.00%, 1/1/34 (BAM)	2,000,000	2,281,599
Chicago Midway International Airport Rev., 5.00%, 1/1/35 (BAM)	3,000,000	3,407,543
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	9,211,946

	Principal Amount/ Shares	Value
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	$2,250,000	$2,394,806
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,187,448
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,446,048
Chicago O'Hare International Airport Rev., 4.00%, 1/1/42	2,500,000	2,504,964
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/39 (BAM)	1,190,000	1,345,297
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/40 (BAM)	1,700,000	1,913,587
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/41 (BAM)	1,950,000	2,186,176
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,372,181
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,552,665
Chicago Wastewater Transmission Rev., 5.00%, 1/1/33 (AGM)	6,000,000	6,777,136
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	756,259
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	756,259
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,512,519
Chicago Wastewater Transmission Rev., 5.00%, 1/1/42 (BAM)	1,750,000	1,936,816
Chicago Wastewater Transmission Rev., 5.00%, 1/1/43 (BAM)	2,000,000	2,205,112
Chicago Wastewater Transmission Rev., 5.00%, 1/1/44 (BAM)	2,000,000	2,198,331
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,076,913
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,328,498
Chicago Waterworks Rev., 5.00%, 11/1/31 (AGM)	1,650,000	1,859,369
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,651,463
Chicago Waterworks Rev., 5.00%, 11/1/41	1,000,000	1,110,912
Chicago Waterworks Rev., 5.00%, 11/1/42	845,000	934,297
Cook County GO, 5.00%, 11/15/27	2,800,000	2,902,161
Cook County GO, 5.00%, 11/15/28	1,000,000	1,036,101
Cook County GO, 5.00%, 11/15/29	3,270,000	3,387,421
Cook County GO, 5.00%, 11/15/31	2,350,000	2,429,417
Cook County GO, 5.00%, 11/15/34	2,000,000	2,061,075
Cook County GO, 5.00%, 11/15/35	1,800,000	1,853,248
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,195,387
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,475,000
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,137,441
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,199,189
Cook County Sales Tax Rev., 5.00%, 11/15/42	3,000,000	3,275,779
Cook County Sales Tax Rev., 5.00%, 11/15/43	2,000,000	2,176,243
Cook County Sales Tax Rev., 5.25%, 11/15/45	7,275,000	8,019,875
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,048,974
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,022,516
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,107,390
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,236,307
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,298,808
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,364,555
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,429,169
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,581,505
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	403,982
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	360,283
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	414,759
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	789,962
Grundy Kendall & Will Counties Community High School District No. 111 Minooka, 5.00%, 12/1/29(6)	10,000,000	10,021,953
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	7,612,576
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,017,108
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	2,013,480

	Principal Amount/ Shares	Value
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	$1,085,000	$1,115,215
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	520,903
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	327,304
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	518,535
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	589,844
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	965,000	996,520
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,533,494
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group IL), VRN, 3.88%, (MUNIPSA plus 0.70%), 5/1/42	2,000,000	1,977,262
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	336,807
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	712,617
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	761,582
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,000,000	5,034,815
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,475,000	5,513,123
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/34	10,000,000	11,109,517
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	4,750,000	4,958,311
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,059,428
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,058,518
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	5,810,000	5,819,191
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	11,410,000	11,612,820
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	1,670,000	1,881,000
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 5.00%, 6/15/29	2,670,000	2,802,903
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), Capital Appreciation, 0.00%, 12/15/36 (NPFG)(5)	4,000,000	2,543,902
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), Capital Appreciation, 0.00%, 12/15/41 (AGM-CR)(5)	1,245,000	633,575
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia GO, 5.00%, 1/1/34 (BAM)(6)	2,210,000	2,449,102
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia GO, 5.00%, 1/1/35 (BAM)(6)	1,865,000	2,066,089
Monroe & St. Clair Counties Community Unit School District No. 4 Columbia GO, 5.00%, 1/1/36 (BAM)(6)	2,525,000	2,786,456
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/26, Prerefunded at 100% of Par(1)	3,000,000	3,089,656
Springfield Electric Rev., 5.00%, 3/1/40 (BAM)(6)	2,500,000	2,756,720
State of Illinois GO, 5.00%, 11/1/27	15,000,000	15,800,314
State of Illinois GO, 5.125%, 12/1/29	17,000,000	17,867,724
State of Illinois GO, 5.50%, 5/1/30	2,500,000	2,692,995
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,208,512
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,608,923
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,158,048
State of Illinois GO, 5.00%, 5/1/41	500,000	549,720
State of Illinois GO, 5.25%, 5/1/42	2,000,000	2,225,395
University of Illinois Rev., (University of Illinois Health Services Facilities System), 5..50%, 10/1/40	1,220,000	1,381,883
University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.50%, 10/1/41	1,665,000	1,884,231
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,330,654
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,622,311
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,152,460
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,043,353
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,076,173
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,250,652
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	1,958,806
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(1)	55,000	56,265
Will County Community Unit School District No. 201-U Crete-Monee GO, Capital Appreciation, 5.00%, 1/1/27 (AGM)	2,760,000	2,806,923
		325,237,966

	Principal Amount/ Shares	Value
Indiana — 1.1%
Indiana Finance Authority Rev., 5.00%, 2/1/27	$1,120,000	$1,133,621
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,029,252
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,529,250
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/32	325,000	351,261
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/33	415,000	449,545
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/38	800,000	852,172
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/43	860,000	903,096
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	1,914,773
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,018,277
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,048,520
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,068,394
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/32	700,000	772,216
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/33	945,000	1,049,009
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/42	1,300,000	1,411,028
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/43	1,200,000	1,296,682
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	3,635,000	3,873,207
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/26	3,030,000	3,067,286
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.25%, 2/1/27	2,000,000	2,027,580
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.00%, 9/15/25	1,165,000	1,174,653
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.00%, 9/15/28	1,480,000	1,544,105
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/39	1,560,000	1,702,967
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/44	1,560,000	1,668,127
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/35	1,120,000	1,197,866
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/36	1,345,000	1,439,625
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.00%, 7/1/37	1,415,000	1,382,634
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.00%, 7/1/38	1,250,000	1,213,194
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.125%, 7/1/39	1,300,000	1,264,551
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 4.25%, 7/1/44	2,000,000	1,922,469
		41,305,360
Iowa — 0.4%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/34	6,750,000	7,917,524
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/35	1,275,000	1,474,692
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/36	1,275,000	1,468,450
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 3.76%, (SOFR plus 0.55%), 5/15/56	5,000,000	4,760,088
		15,620,754
Kansas — 0.2%
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/41 (AGM)	1,415,000	1,516,470
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/42 (AGM)	1,485,000	1,586,713
Douglas County Unified School District No. 348 Baldwin City GO, 5.00%, 9/1/43 (AGM)	1,180,000	1,258,448
Prairie Village Tax Allocation, (City of Prairie Village KS Meadowbrook Redevelopment District), 2.875%, 4/1/30	295,000	293,336
Sedgwick County Unified School District No. 262 Valley Center GO, 4.50%, 9/1/43 (AGM)	875,000	890,749
Sedgwick County Unified School District No. 262 Valley Center GO, 4.50%, 9/1/44 (AGM)	525,000	533,801
		6,079,517
Kentucky — 1.7%
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/29	265,000	279,353
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/32	900,000	936,947
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/33	580,000	576,324
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/34	500,000	494,072
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/35	465,000	456,154
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/36	380,000	370,470
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/38	745,000	719,221

	Principal Amount/ Shares	Value
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	$775,000	$781,661
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,697,123
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,352,579
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	14,750,000	14,785,670
Kentucky Public Energy Authority Rev., VRN, 5.25%, 4/1/54 (GA: Morgan Stanley)	12,000,000	13,042,589
Kentucky Public Energy Authority Rev., VRN, 5.00%, 1/1/55 (GA: BP Corp. North America, Inc.)	13,845,000	14,903,848
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 5.00%, 5/1/31 (BAM)	2,000,000	2,129,997
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 5.00%, 5/1/33 (BAM)	1,750,000	1,854,566
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,135,610
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,074,151
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,327,827
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,548,830
		63,466,992
Louisiana — 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (East Baton Rouge Sewerage Commission), 5.00%, 2/1/39 (BAM)	1,500,000	1,687,576
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (East Baton Rouge Sewerage Commission), 5.00%, 2/1/40 (BAM)	1,250,000	1,399,562
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (East Baton Rouge Sewerage Commission), 5.00%, 2/1/41 (BAM)	1,000,000	1,112,971
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,062,096
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	6,000,000	6,109,487
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation Obligated Group), 5.00%, 5/15/29	990,000	1,012,389
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation Obligated Group), 5.00%, 5/15/30	990,000	1,011,974
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/39	1,625,000	1,809,556
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/40	1,750,000	1,939,829
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	518,266
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	859,011
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	374,248
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,171,914
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,273,745
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,270,334
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37	12,600,000	12,715,030
		36,327,988
Maryland — 1.4%
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.25%, 6/1/26	800,000	801,723
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.75%, 6/1/31	1,500,000	1,509,757
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 4.875%, 6/1/42	1,375,000	1,410,683
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	625,000	626,840
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	3,480,000	3,518,537
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	1,600,000	1,635,429
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. University of Maryland Baltimore County Proj), 4.00%, 7/1/25 (AGM)	330,000	331,404
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. University of Maryland Baltimore County Proj), 4.00%, 7/1/26 (AGM)	375,000	380,278
Maryland Economic Development Corp. Rev., (Maryland Economic Development Corp. University of Maryland College Park), 5.00%, 6/1/35 (AGM)	1,230,000	1,255,788
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	523,087
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,083,913
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/27	465,000	477,778
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/28	565,000	585,775
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/30	1,015,000	1,063,232
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/32	1,785,000	1,881,497

	Principal Amount/ Shares	Value
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/34	$1,200,000	$1,270,609
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/35	1,075,000	1,126,359
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/36	1,080,000	1,128,146
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/37	1,120,000	1,168,923
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/38	450,000	469,570
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/39	435,000	451,327
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	201,164
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	178,215
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	123,740
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	133,999
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	180,175
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	257,052
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	307,939
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	332,986
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/40	4,005,000	3,794,224
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	3,645,640
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,407,144
Montgomery County GO, 4.00%, 8/1/42	5,000,000	5,146,530
State of Maryland GO, 4.00%, 3/15/30	10,000,000	10,231,998
		52,641,461
Massachusetts — 2.4%
Massachusetts GO, 5.00%, 10/1/34	10,000,000	11,697,150
Massachusetts GO, 5.00%, 1/1/35	10,000,000	10,795,570
Massachusetts GO, 5.00%, 10/1/37	10,000,000	11,393,582
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/39	5,130,000	5,955,648
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/34	375,000	429,608
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/35	750,000	856,838
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/35	1,000,000	1,142,451
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,000,000	1,138,778
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,250,000	1,423,473
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/37	1,145,000	1,300,050
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,000,000	1,131,642
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,585,000	1,793,653
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/25	2,345,000	2,352,828
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/26	2,280,000	2,341,290
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/34	1,000,000	1,163,783
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/35	550,000	638,101
Massachusetts Development Finance Agency Rev., (Beth Israel Lahey Health Obligated Group), 5.00%, 7/1/34	3,250,000	3,729,738
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	2,425,000	2,616,465
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 5.00%, 7/1/44(2)	1,000,000	1,034,593
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,278,650
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,191,710
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/25(2)	125,000	125,487
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/26(2)	160,000	162,146

	Principal Amount/ Shares	Value
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/27(2)	$160,000	$166,486
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/28(2)	170,000	179,316
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/29(2)	300,000	319,085
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30(2)	325,000	348,954
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/31(2)	350,000	375,219
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/32(2)	400,000	427,846
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/33(2)	315,000	335,979
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/34(2)	300,000	319,358
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/35(2)	275,000	291,884
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/36(2)	465,000	493,317
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/37(2)	245,000	258,999
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(2)	1,850,000	1,884,552
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/47(2)	1,000,000	1,004,381
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 4.00%, 2/15/36	4,500,000	5,003,922
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/31	620,000	639,601
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/32	775,000	796,991
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/33	775,000	794,782
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/34	550,000	562,435
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/35	470,000	479,089
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/36	445,000	452,711
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/37	605,000	614,157
		88,442,298
Michigan — 2.8%
Birmingham City School District GO, 5.00%, 5/1/29	1,550,000	1,695,228
Birmingham City School District GO, 5.00%, 5/1/30	1,875,000	2,083,304
Birmingham City School District GO, 5.00%, 5/1/31	2,250,000	2,536,952
Birmingham City School District GO, 5.00%, 5/1/32	1,900,000	2,169,904
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,471,822
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,589,381
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,688,011
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	1,856,544
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	1,995,961
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,852,760
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,473,062
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,591,629
Detroit GO, 5.00%, 4/1/32	1,275,000	1,392,084
Detroit GO, 5.00%, 4/1/34	1,000,000	1,083,665
Detroit GO, 5.00%, 4/1/37	1,750,000	1,817,125
Detroit GO, 5.00%, 4/1/38	2,650,000	2,840,287
Detroit GO, 4.00%, 4/1/41	1,100,000	1,082,475
Detroit GO, 4.00%, 4/1/42	525,000	510,430
Detroit GO, 6.00%, 5/1/43	250,000	285,414
Detroit GO, 5.00%, 4/1/46	1,745,000	1,826,181

	Principal Amount/ Shares	Value
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/38	$1,300,000	$1,448,788
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/39	500,000	552,028
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/40	1,360,000	1,499,831
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/41	1,500,000	1,642,772
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/42	2,265,000	2,470,632
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/28	1,200,000	1,290,201
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/29	1,700,000	1,854,174
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/26	3,500,000	3,624,792
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/29	4,000,000	4,389,296
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 5.00%, 5/15/43	1,125,000	1,098,479
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM), (Q-SBLF)	1,000,000	1,007,614
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM), (Q-SBLF)	1,480,000	1,517,528
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM), (Q-SBLF)	1,630,000	1,670,648
Livonia Public Schools GO, 5.00%, 5/1/33 (AGM)	400,000	457,499
Livonia Public Schools GO, 5.00%, 5/1/35 (AGM)	505,000	573,361
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/25	5,090,000	5,123,524
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/26	5,000,000	5,137,908
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/27	3,370,000	3,538,520
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/28	2,000,000	2,142,215
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	3,950,000	3,963,708
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 11/1/46	5,000,000	4,806,956
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 4.00%, 6/1/34	2,000,000	2,024,484
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 4.00%, 6/1/36	1,200,000	1,207,468
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,098,415
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,038,662
State of Michigan Trunk Line Rev., 5.00%, 11/15/32	1,500,000	1,727,551
State of Michigan Trunk Line Rev., 5.00%, 11/15/33	1,500,000	1,749,668
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/30	1,000,000	1,000,684
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	650,000	650,420
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/32	1,175,000	1,175,717
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,150,000	1,150,632
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/37 (AGM)	1,750,000	1,991,746
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/38 (AGM)	600,000	691,017
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/39 (AGM)	1,250,000	1,434,248
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,526,879
		105,120,284
Minnesota — 0.4%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,045,550
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,040,238
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	404,336
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	386,136
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	371,393
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,023,457
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/41	1,500,000	1,670,196
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/42	2,000,000	2,218,279
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/43	600,000	662,040
State of Minnesota GO, 4.00%, 8/1/44	5,000,000	5,149,125
		13,970,750

	Principal Amount/ Shares	Value
Mississippi — 0.5%
Hinds County COP, 4.625%, 9/1/54 (BAM)(2)	$3,840,000	$3,871,521
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.20%, 12/2/24 (GA: Chevron Corp.)	705,000	705,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.20%, 12/2/24 (GA: Chevron Corp.)	750,000	750,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.20%, 12/2/24 (GA: Chevron Corp.)	1,400,000	1,400,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.20%, 12/2/24 (GA: Chevron Corp.)	1,400,000	1,400,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.20%, 12/2/24 (GA: Chevron Corp.)	2,655,000	2,655,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.22%, 12/2/24 (GA: Chevron Corp.)	350,000	350,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.22%, 12/2/24 (GA: Chevron Corp.)	520,000	520,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.22%, 12/2/24 (GA: Chevron Corp.)	1,200,000	1,200,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.22%, 12/2/24 (GA: Chevron Corp.)	1,710,000	1,710,000
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	4,320,337
		18,881,858
Missouri — 1.2%
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/26	805,000	823,423
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/27	1,100,000	1,148,893
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/30	1,355,000	1,407,700
Cape Girardeau County Industrial Development Authority Rev., (Mercy Health MO), 5.00%, 3/1/31	1,255,000	1,302,870
Curators of the University of Missouri Rev., 5.00%, 11/1/34	4,250,000	5,006,482
Eureka COP, 5.00%, 4/1/34 (BAM)	1,000,000	1,110,976
Eureka COP, 5.00%, 4/1/35 (BAM)	1,000,000	1,111,409
Health & Educational Facilities Authority of the State of Missouri Rev., (BJC Healthcare Obligated Group), VRN, 4.00%, 5/1/51	6,000,000	6,067,343
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.00%, 2/1/26	480,000	487,515
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/44	700,000	748,246
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/48	1,000,000	1,057,290
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.00%, 6/1/29	4,500,000	4,848,351
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/40	1,100,000	1,268,121
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/41	2,100,000	2,410,406
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 4.00%, 2/15/37	500,000	507,134
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/26	1,000,000	1,030,479
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/28	2,000,000	2,132,152
Jackson County School District No. R-IV Blue Springs GO, 5.50%, 3/1/40	825,000	969,715
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	552,710
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	267,269
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	533,977
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	557,951
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	503,625
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	508,242
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	991,077
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	651,462
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	3,047,887
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	1,001,127
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/46	1,105,000	1,091,107
		43,144,939

	Principal Amount/ Shares	Value
Nebraska — 2.0%
Central Plains Energy Project Rev., 5.00%, 9/1/29 (GA: Goldman Sachs Group, Inc.)	$4,390,000	$4,654,142
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	10,000,000	10,029,876
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	14,000,000	14,780,951
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/54 (GA: Bank of Montreal)	35,150,000	37,390,510
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,133,416
Nebraska Public Power District Rev., 5.00%, 7/1/28	2,750,000	2,942,876
Omaha Public Power District Rev., 5.00%, 2/1/40	1,885,000	2,123,990
		76,055,761
Nevada — 1.3%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	750,000	778,133
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	760,871
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	790,521
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(1)	1,270,000	1,346,719
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(1)	1,840,000	1,966,756
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.00%, 10/1/31 (BAM)	1,245,000	1,381,246
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.00%, 10/1/33 (BAM)	1,000,000	1,125,715
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/35 (BAM)	1,000,000	1,143,527
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/37 (BAM)	1,000,000	1,135,150
Henderson Redevelopment Agency Tax Allocation, (Henderson Redevelopment Agency Downtown Redevelopment Area), 5.25%, 10/1/38 (BAM)	1,000,000	1,132,557
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/34	650,000	739,024
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/35	700,000	793,077
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/36	1,000,000	1,128,979
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/37	795,000	894,238
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/38	800,000	894,042
Las Vegas Special Improvement District No. 611 Special Assessment, 4.00%, 6/1/40	435,000	399,839
Las Vegas Special Improvement District No. 611 Special Assessment, 4.125%, 6/1/50	970,000	865,919
Las Vegas Special Improvement District No. 612 Skye Hills Special Assessment, 3.75%, 6/1/42	935,000	782,252
Las Vegas Special Improvement District No. 613 Special Assessment, 5.00%, 12/1/39	375,000	389,041
Las Vegas Special Improvement District No. 613 Special Assessment, 5.25%, 12/1/47	925,000	958,976
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	465,000	445,251
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	505,000	461,355
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	955,000	955,261
Las Vegas Special Improvement District No. 816 Special Assessment, 3.00%, 6/1/41	645,000	515,955
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/46	3,370,000	2,581,052
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/51	1,415,000	1,039,165
Las Vegas Special Improvement District No. 817 Special Assessment, 5.50%, 6/1/38	375,000	397,462
Las Vegas Special Improvement District No. 817 Special Assessment, 5.75%, 6/1/43	500,000	528,046
Reno Rev., (County of Washoe NV Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,589,247
Reno Rev., (County of Washoe NV Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,072,995
Reno Rev., (County of Washoe NV Sales Tax Rev.), 5.00%, 6/1/36	1,000,000	1,058,559
Reno Rev., (County of Washoe NV Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	993,675
State of Nevada GO, 5.00%, 5/1/37	6,960,000	8,008,116
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/27	1,560,000	1,577,094

	Principal Amount/ Shares	Value
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/32	$3,035,000	$3,213,809
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	3,000,000	3,074,578
		46,918,202
New Hampshire — 0.6%
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/37 (BAM)	860,000	956,831
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/38 (BAM)	665,000	736,817
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/39 (BAM)	790,000	881,649
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/41 (BAM)	1,325,000	1,471,049
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/42 (BAM)	1,070,000	1,185,281
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 4.125%, 12/1/43 (BAM)	1,500,000	1,517,686
New Hampshire Business Finance Authority Rev., SEQ, 4.125%, 1/20/34	13,605,205	13,817,343
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/38	1,145,000	1,152,385
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/40	2,000,000	2,012,436
		23,731,477
New Jersey — 3.8%
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,012,977
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,027,663
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,153,214
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/27 (BAM)	3,000,000	3,130,997
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/28 (BAM)	6,000,000	6,266,075
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/33	1,000,000	1,018,235
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/25	5,000,000	5,003,487
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.50%, 6/15/27	5,000,000	5,217,383
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 3/1/28	5,810,000	6,201,019
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/30	5,150,000	5,540,207
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/31	4,790,000	5,232,764
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 11/1/37	2,500,000	2,771,881
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	9,375,000	10,843,988
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26(1)	1,500,000	1,544,072
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26, Prerefunded at 100% of Par(1)	1,500,000	1,544,072
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,056,716
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,052,974
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/28, Prerefunded at 100% of Par(1)	3,500,000	3,817,951
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/29	2,770,000	2,993,759
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/31	6,000,000	6,572,141
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/35	4,000,000	4,251,064
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/35	17,500,000	18,576,546
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/37	1,000,000	1,119,756
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	1,855,000	1,857,274
New Jersey Turnpike Authority Rev., 5.00%, 1/1/44	1,000,000	1,117,147
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,049,027
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,405,252
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,701,625
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/27	1,025,000	1,067,387
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/28	5,775,000	6,104,590

	Principal Amount/ Shares	Value
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	$3,000,000	$3,169,046
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	4,650,000	4,888,392
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/33	5,500,000	5,761,795
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/34	7,000,000	7,321,676
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/35	4,000,000	4,175,609
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/37	1,000,000	1,039,844
		140,607,605
New Mexico — 0.1%
Aspire Public Improvement District Special Tax, 4.45%, 10/1/33	375,000	376,790
Aspire Public Improvement District Special Tax, 5.05%, 10/1/44	415,000	418,178
New Mexico Finance Authority Rev., 5.00%, 6/1/28	400,000	404,104
New Mexico Finance Authority Rev., 5.00%, 6/1/33	800,000	806,957
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(1)	1,000,000	1,010,870
		3,016,899
New York — 10.7%
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 4.00%, 11/1/45	2,000,000	1,933,808
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/36	5,855,000	6,058,091
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	10,000,000	10,100,177
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/43	10,000,000	11,002,817
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	1,887,052
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	924,706
Long Island Power Authority Rev., 5.00%, 9/1/33	4,000,000	4,681,521
Long Island Power Authority Rev., VRN, 3.00%, 9/1/49	4,500,000	4,452,155
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	7,224,433
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	9,710,000	9,865,352
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	8,195,000	8,057,825
Metropolitan Transportation Authority Rev., 4.00%, 11/15/49	5,000,000	4,895,631
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	3,000,000	3,121,340
Metropolitan Transportation Authority Rev., VRDN, 3.30%, 12/2/24 (LOC: Truist Bank)	3,430,000	3,430,000
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	5,425,952
Monroe County Industrial Development Corp. Rev., (St. John Fisher University), 5.00%, 6/1/38	770,000	860,079
Monroe County Industrial Development Corp. Rev., (St. John Fisher University), 5.00%, 6/1/39	1,100,000	1,222,549
New York GO, VRDN, 3.25%, 12/2/24 (SBBPA: JPMorgan Chase Bank N.A.)	895,000	895,000
New York City GO, 5.00%, 8/1/33	500,000	540,520
New York City GO, 5.00%, 8/1/33	1,000,000	1,081,039
New York City GO, 5.00%, 8/1/33	1,000,000	1,163,326
New York City GO, 5.00%, 8/1/34	1,000,000	1,155,013
New York City GO, 5.00%, 8/1/35	5,900,000	6,789,967
New York City GO, 5.00%, 8/1/37	5,520,000	6,306,450
New York City GO, 5.25%, 10/1/39	2,000,000	2,276,015
New York City GO, 5.25%, 10/1/40	3,000,000	3,406,336
New York City GO, 4.00%, 9/1/46	4,960,000	4,967,754
New York City GO, 4.00%, 3/1/47	5,000,000	4,997,360
New York City GO, 4.00%, 3/1/50	3,030,000	3,009,468
New York City GO, VRDN, 3.25%, 12/2/24 (SBBPA: JPMorgan Chase Bank N.A.)	2,200,000	2,200,000
New York City GO, VRDN, Series 1, 3.25%, 12/2/24 (SBBPA: JPMorgan Chase Bank N.A.)	450,000	450,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/28	1,000,000	1,045,511
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/34	3,000,000	3,514,732
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/37	9,760,000	10,008,178
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/40	7,530,000	7,651,202
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/42	4,835,000	4,898,804
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/43	6,895,000	6,962,719

	Principal Amount/ Shares	Value
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/45	$7,750,000	$7,799,203
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/47	3,500,000	3,818,006
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 3.25%, 12/2/24 (SBBPA: JPMorgan Chase Bank N.A.)	670,000	670,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 3.25%, 12/2/24 (SBBPA: JPMorgan Chase Bank N.A.)	1,290,000	1,290,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 3.25%, 12/2/24 (SBBPA: JPMorgan Chase Bank N.A.)	2,565,000	2,565,000
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured Rev.), 5.00%, 5/1/36	1,740,000	1,997,736
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured Rev.), 5.00%, 5/1/41	2,000,000	2,280,947
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	10,130,210
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/35	3,295,000	3,741,778
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/35	7,485,000	8,650,739
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/36	350,000	396,089
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/37	7,500,000	7,791,359
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/37	3,750,000	4,310,543
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/39	6,640,000	7,594,947
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	10,000,000	11,419,682
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	4,840,000	4,894,007
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 3.20%, 12/2/24 (SBBPA: Mizuho Bank Ltd.)	400,000	400,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 3.25%, 12/2/24 (SBBPA: JPMorgan Chase Bank N.A.)	400,000	400,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 3.25%, 12/2/24 (SBBPA: JPMorgan Chase Bank N.A.)	1,060,000	1,060,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 3.25%, 12/2/24 (SBBPA: JPMorgan Chase Bank N.A.)	2,330,000	2,330,000
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35 (GA: Goldman Sachs Group, Inc.)	9,795,000	11,436,811
New York Power Authority Rev., 5.00%, 11/15/41	1,200,000	1,383,429
New York Power Authority Rev., 5.00%, 11/15/43	1,250,000	1,430,150
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/36 (AGM)	1,000,000	1,172,958
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/37 (AGM)	400,000	466,601
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/38 (AGM)	475,000	551,652
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.25%, 11/15/40 (AGM)	700,000	826,362
New York State Dormitory Authority Rev., 5.00%, 10/1/27 (BAM)	3,600,000	3,842,622
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	3,105,000	3,380,731
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	5,000,000	4,993,426
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	5,000,000	5,747,278
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/33	5,000,000	5,814,042
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/38	13,490,000	13,991,291
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/39	2,135,000	2,183,491
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/46	5,040,000	5,057,137
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.25%, 6/15/44	500,000	574,311
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.25%, 6/15/45	1,000,000	1,143,396
New York State Housing Finance Agency Rev., (160 Madison Ave LLC), VRDN, 3.30%, 12/2/24 (LOC: Landesbank Hessen-Thueringen)	2,500,000	2,500,000
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,006,533
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	10,013,067
New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	5,097,181
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/30	5,135,000	5,646,841
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/39	6,500,000	6,527,637
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	3,850,000	3,833,653
State of New York GO, 5.00%, 3/15/40	1,675,000	1,913,233

	Principal Amount/ Shares	Value
State of New York GO, 5.00%, 3/15/41	$1,750,000	$1,989,233
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	730,825
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,001,122
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,010,613
Town of Oyster Bay GO, 5.00%, 8/1/25 (AGM)	455,000	461,449
Town of Oyster Bay GO, 5.00%, 8/1/26 (AGM)	950,000	985,849
Town of Oyster Bay GO, 5.00%, 8/1/27 (AGM)	1,000,000	1,060,918
Town of Oyster Bay GO, 5.00%, 8/1/28 (AGM)	1,250,000	1,353,775
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	706,238
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/37	550,000	625,677
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/38	750,000	848,516
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/40	1,500,000	1,676,584
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/41	2,200,000	2,449,161
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/42	3,520,000	3,905,082
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/33	1,250,000	1,367,841
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	2,300,000	2,516,520
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	2,875,000	3,120,135
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	6,125,000	6,683,688
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	6,140,000	6,248,491
Westchester County Local Development Corp. Rev., (New York Blood Center, Inc.), 5.00%, 7/1/35	3,750,000	4,156,631
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/32 (AGM)	2,000,000	2,269,294
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/33 (AGM)	2,000,000	2,292,972
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/34 (AGM)	1,500,000	1,720,630
		395,718,205
North Carolina — 1.5%
Charlotte Airport Rev., 5.00%, 7/1/33	2,000,000	2,280,250
Charlotte Airport Rev., 5.00%, 7/1/35	2,165,000	2,454,369
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/28	1,000,000	1,064,632
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/29	1,500,000	1,621,682
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/30	1,340,000	1,451,067
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group),VRN, 3.625%, 1/15/48	1,000,000	1,010,673
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 2.30%, 9/1/25	1,250,000	1,235,105
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 4.00%, 9/1/40	3,050,000	2,782,342
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40	1,050,000	1,074,975
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45	1,000,000	1,010,001
North Carolina Medical Care Commission Rev., (Penick Village Obligated Group), 4.25%, 9/1/28	1,090,000	1,092,408
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,041,014
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	581,215
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	1,819,759
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	1,037,122
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,119,096
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,158,371
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,272,646
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group NC), 4.00%, 10/1/45	1,000,000	934,095
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 3.75%, 10/1/28	525,000	526,517
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	5,128,051
North Carolina Turnpike Authority Rev., 5.00%, 1/1/33 (AGM)	2,570,000	2,748,760
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	16,143,901
State of North Carolina Rev., (State of North Carolina Highway Trust Fund), 5.00%, 5/1/27	3,250,000	3,432,833
		54,020,884

	Principal Amount/ Shares	Value
Ohio — 1.9%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/34	$3,145,000	$3,351,066
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38	5,375,000	5,346,708
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/35	9,560,000	10,165,170
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,001,649
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	620,000	634,480
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,682,051
Columbus GO, 5.00%, 4/1/34	2,625,000	3,003,922
Columbus GO, 5.00%, 4/1/35	2,000,000	2,282,001
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,352,142
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,029,303
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,650,661
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,806,925
Hamilton Sewer System Rev., 5.00%, 12/1/25	2,250,000	2,296,623
Hamilton Sewer System Rev., 5.00%, 12/1/26	2,000,000	2,088,721
Hamilton Sewer System Rev., 5.00%, 12/1/27	1,125,000	1,199,083
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/41	500,000	551,505
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/42	1,000,000	1,098,565
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/43	1,000,000	1,094,099
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/32	350,000	402,170
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/32	400,000	462,478
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/33	700,000	808,702
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/34	650,000	749,015
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 6/1/35	1,100,000	1,263,425
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/36	750,000	856,888
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/38	1,450,000	1,645,075
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/33	4,000,000	4,665,197
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/38	2,905,000	3,317,220
State of Ohio Rev., (Children's Hospital Medical Center of Akron Obligated Group), VRN, 5.00%, 8/15/54	3,040,000	3,381,052
State of Ohio Rev., (Department of Transportation), 5.00%, 12/15/33	700,000	780,002
State of Ohio Rev., (Department of Transportation), 5.00%, 12/15/34	1,000,000	1,112,322
Toledo GO, 5.00%, 12/1/37 (BAM)	395,000	447,139
Toledo GO, 5.00%, 12/1/38 (BAM)	350,000	394,957
Toledo GO, 5.00%, 12/1/39 (BAM)	440,000	494,081
Worthington City School District GO, 5.00%, 12/1/41	1,400,000	1,559,318
Worthington City School District GO, 5.00%, 12/1/42	1,800,000	1,997,859
		70,971,574
Oklahoma — 0.2%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,008,835
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,009,461
Oklahoma Water Resources Board Rev., 4.00%, 10/1/48	5,385,000	5,374,253
Oklahoma Water Resources Board Rev., (State of Oklahoma Drinking Water State Revolving Fund), 4.00%, 4/1/48	1,000,000	1,003,156
		8,395,705
Oregon — 0.6%
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/32	500,000	510,710
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/37	500,000	507,105
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/47	3,900,000	3,903,075
Forest Grove Rev., (Pacific University), 5.00%, 3/1/25	200,000	200,333

	Principal Amount/ Shares	Value
Forest Grove Rev., (Pacific University), 4.00%, 5/1/40	$2,570,000	$2,373,039
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	204,612
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	270,819
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	239,736
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	203,694
State of Oregon Department of Transportation Rev., 5.00%, 11/15/30	1,250,000	1,409,961
State of Oregon Department of Transportation Rev., 5.00%, 11/15/33	630,000	725,454
State of Oregon Department of Transportation Rev., 5.00%, 11/15/35	3,710,000	4,264,978
State of Oregon Department of Transportation Rev., 5.00%, 11/15/36	2,900,000	3,332,111
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(2)	500,000	541,208
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(2)	500,000	540,477
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(2)	500,000	539,774
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/36(2)	600,000	645,124
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(2)	800,000	857,599
		21,269,809
Pennsylvania — 4.7%
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,243,268
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,020,805
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	605,598
Bucks County Water & Sewer Authority Rev., 4.00%, 12/1/42 (AGM)	2,750,000	2,784,322
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	2,657,334
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	4,000,000	4,242,342
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	6,325,000	6,691,682
Commonwealth Financing Authority Rev., 4.00%, 6/1/39 (AGM)	4,000,000	4,029,911
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,065,691
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,121,962
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,176,878
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,231,516
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,291,493
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,060,142
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/31	5,450,000	5,603,659
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,334,253
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,022,202
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	952,425
Luzerne County Industrial Development Authority Rev., (County of Luzerne PA), 5.00%, 12/15/27 (AGM)	1,000,000	1,016,348
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	600,000	582,885
Pennsylvania COP, 5.00%, 7/1/29	600,000	640,833
Pennsylvania COP, 5.00%, 7/1/30	750,000	797,955
Pennsylvania COP, 5.00%, 7/1/31	850,000	902,331
Pennsylvania COP, 5.00%, 7/1/35	450,000	475,898
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	6,053,139
Pennsylvania GO, 5.00%, 8/15/25	12,000,000	12,176,575
Pennsylvania GO, 4.00%, 2/1/32	6,200,000	6,262,014
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(1)	945,000	945,000
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	4,000,000	4,000,000
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	3,900,000	3,977,336
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	1,850,082
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,000,045
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	7,210,000	8,208,796
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/34	2,000,000	2,297,630

	Principal Amount/ Shares	Value
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/36	$500,000	$567,453
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/37	525,000	593,614
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/39	1,000,000	1,124,614
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 4.90%, 12/1/44	2,000,000	2,038,412
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/27 (AGM)	1,000,000	1,054,981
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/29 (AGM)	1,465,000	1,544,612
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/30 (AGM)	2,960,000	3,117,307
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/31 (AGM)	1,610,000	1,694,027
Philadelphia Authority for Industrial Development Rev., (City of Philadelphia PA), 5.00%, 12/1/32 (AGM)	1,800,000	1,891,494
Philadelphia Energy Authority Rev., (City of Philadelphia PA), 5.00%, 11/1/34	1,000,000	1,141,258
Philadelphia Energy Authority Rev., (City of Philadelphia PA), 5.00%, 11/1/35	1,000,000	1,136,771
Philadelphia Municipal Authority Rev., (City of Philadelphia PA), 5.00%, 4/1/26	1,750,000	1,794,194
Philadelphia Water & Wastewater Rev., 5.00%, 9/1/41 (AGC)	2,000,000	2,268,835
Philadelphia Water & Wastewater Rev., 5.00%, 9/1/42 (AGC)	1,000,000	1,130,699
Philadelphia Water & Wastewater Rev., 5.00%, 9/1/43 (AGC)	1,325,000	1,491,714
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,280,000	1,491,604
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,500,000	1,729,023
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,246,130
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	1,790,358
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,612,445
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,722,029
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,066,578
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	1,908,308
Reading School District GO, 5.00%, 3/1/28 (AGM), (ST AID WITHHLDG)	1,025,000	1,073,180
Reading School District GO, 5.00%, 3/1/35 (AGM), (ST AID WITHHLDG)	2,000,000	2,079,185
Reading School District GO, 5.00%, 3/1/37 (AGM), (ST AID WITHHLDG)	1,500,000	1,552,907
Reading School District GO, 5.00%, 3/1/38 (AGM), (ST AID WITHHLDG)	1,500,000	1,547,103
School District of Philadelphia GO, 5.00%, 9/1/26 (ST AID WITHHLDG)	2,200,000	2,271,261
School District of Philadelphia GO, 5.00%, 9/1/27 (ST AID WITHHLDG)	500,000	525,733
School District of Philadelphia GO, 5.00%, 9/1/28 (ST AID WITHHLDG)	475,000	507,723
School District of Philadelphia GO, 5.00%, 9/1/28 (ST AID WITHHLDG)	5,000,000	5,147,315
School District of Philadelphia GO, 5.00%, 9/1/29 (ST AID WITHHLDG)	1,225,000	1,300,294
School District of Philadelphia GO, 5.00%, 9/1/30 (ST AID WITHHLDG)	3,000,000	3,172,994
School District of Philadelphia GO, 5.00%, 9/1/33 (ST AID WITHHLDG)	1,625,000	1,710,947
Scranton GO, 5.00%, 11/15/28 (AGM)	1,545,000	1,644,343
Scranton GO, 5.00%, 11/15/29 (AGM)	1,875,000	2,019,307
Scranton GO, 5.00%, 11/15/30 (AGM)	920,000	1,001,759
Scranton GO, 5.00%, 11/15/31 (AGM)	1,675,000	1,838,354
Scranton GO, 5.00%, 11/15/32 (AGM)	1,520,000	1,661,287
Scranton School District GO, 5.00%, 12/1/32 (BAM), (ST AID WITHHLDG)	1,000,000	1,053,515
Scranton School District GO, 5.00%, 12/1/34 (BAM), (ST AID WITHHLDG)	1,650,000	1,733,625
Scranton School District GO, 5.00%, 12/1/35 (BAM), (ST AID WITHHLDG)	750,000	786,832
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	3,790,161
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25 (ST AID WITHHLDG)	4,000,000	4,032,144
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., 5.00%, 2/15/34	4,500,000	5,253,030
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/41	370,000	351,590
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/46	525,000	474,998
		174,008,397
Puerto Rico — 0.1%
Puerto Rico VRN, 0.00%, 11/1/51	3,116,065	1,667,095
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(5)	15,000,000	3,725,696
		5,392,791

	Principal Amount/ Shares	Value
Rhode Island — 0.4%
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/27 (AGM)	$1,635,000	$1,721,737
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/29 (AGM)	1,810,000	1,901,675
Providence Public Building Authority Rev., (City of Providence RI), 5.00%, 9/15/32 (AGM)	2,000,000	2,083,380
Providence Public Building Authority Rev., (City of Providence RI), 4.00%, 9/15/33 (AGM)	5,620,000	5,733,651
Providence Public Building Authority Rev., (City of Providence RI), 5.25%, 9/15/40 (AGC)	1,100,000	1,243,560
Providence Public Building Authority Rev., (City of Providence RI), 5.25%, 9/15/41 (AGC)	1,000,000	1,125,140
		13,809,143
South Carolina — 1.3%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.00%, 11/1/30	330,000	323,925
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.25%, 11/1/40	1,000,000	944,643
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/38	1,050,000	1,188,878
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/39	1,000,000	1,125,320
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/40	1,400,000	1,567,966
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/41	1,560,000	1,740,446
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/42	1,000,000	1,111,954
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/42	500,000	514,030
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/43	515,000	522,517
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/44	500,000	505,620
Dorchester County Waterworks & Sewer System Rev., 4.00%, 10/1/45	750,000	756,003
Greenville County School District Rev., 5.00%, 12/1/25	2,500,000	2,551,060
Greenville County School District Rev., 5.00%, 12/1/26	5,000,000	5,223,789
Greenwood Fifty Schools Facilities, Inc. Rev., (Greenwood School District No. 50), 5.00%, 12/1/27 (BAM)	5,000,000	5,145,484
Myrtle Beach Tax Allocation, (City of Myrtle Beach SC Myrtle Beach Air Force Redevelopment Project Area), 5.00%, 10/1/26	450,000	464,162
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	8,250,000	9,017,753
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.00%, 11/1/26(2)	320,000	307,467
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.625%, 11/1/31(2)	1,000,000	886,159
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.75%, 11/1/36(2)	1,000,000	826,208
South Carolina Jobs-Economic Development Authority Rev., (Beaufort Memorial Hospital Obligated Group), 5.25%, 11/15/39	820,000	877,735
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/26, Prerefunded at 100% of Par(1)	3,750,000	3,808,215
South Carolina Jobs-Economic Development Authority Rev., (Novant Health Obligated Group), 5.00%, 11/1/34	6,930,000	7,973,921
		47,383,255
Tennessee — 1.2%
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/39	550,000	648,745
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/40	825,000	967,410
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/41	1,000,000	1,165,216
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/42	700,000	810,385
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/43	550,000	635,588
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/44	775,000	889,925
Hamilton County & Chattanooga Sports Authority Rev., 5.50%, 12/1/45	725,000	828,623
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/35 (BAM)	1,530,000	1,703,094
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/44 (BAM)	1,820,000	1,956,371
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/33 (BAM)	650,000	728,093
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/34 (BAM)	550,000	614,374
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/35 (BAM)	600,000	667,880
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/36 (BAM)	875,000	970,575

	Principal Amount/ Shares	Value
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University Medical Center Obligated Group), 5.00%, 7/1/28	$2,250,000	$2,408,985
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.00%, 7/1/38 (AGM)	1,310,000	1,480,403
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.00%, 7/1/39 (AGM)	4,505,000	5,064,056
Metropolitan Government of Nashville & Davidson County GO, 4.00%, 1/1/43	5,000,000	5,068,387
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	416,836
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	378,848
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	479,826
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	479,483
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/37	280,000	312,360
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/38	230,000	255,247
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/39	350,000	386,650
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/40	350,000	385,064
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/41	500,000	547,984
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/42	500,000	546,164
Metropolitan Nashville Airport Authority Rev., 5.25%, 7/1/47	500,000	548,615
Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.00%, 6/1/44(2)	4,335,000	4,440,380
Shelby County Health Educational & Housing Facilities Board Rev., (Baptist Memorial Health Care Obligated Group), VRN, 5.00%, 9/1/49	4,290,000	4,573,402
Tennergy Corp. Rev., VRN, 5.00%, 10/1/54 (GA: Royal Bank of Canada)	3,750,000	3,989,121
		44,348,090
Texas — 14.0%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,518,028
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,060,115
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,163,463
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,054,636
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,052,373
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/31 (PSF-GTD)	2,175,000	2,400,972
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/32 (PSF-GTD)	4,300,000	4,794,105
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/34 (PSF-GTD)	1,300,000	1,433,361
Arlington Higher Education Finance Corp. Rev., (Trinity Basin Preparatory, Inc.), 4.125%, 8/15/42 (PSF-GTD)	2,915,000	2,959,745
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,336,877
Austin Electric Utility Rev., 5.00%, 11/15/36	7,155,000	8,197,554
Austin Electric Utility Rev., 5.00%, 11/15/37	3,000,000	3,423,205
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	4,864,009
Austin Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	1,375,000	1,397,151
Belton Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,200,000	1,227,899
Belton Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	1,018,813
Belton Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,120,000	1,137,421
Belton Independent School District GO, 4.00%, 2/15/47 (PSF-GTD)	3,100,000	3,117,847
Birdville Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,000,000	1,143,944
Central Texas Regional Mobility Authority Rev., 5.00%, 7/1/25, Prerefunded at 100% of Par(1)	2,000,000	2,022,218
Central Texas Turnpike System Rev., VRN, 5.00%, 8/15/42	9,345,000	10,079,882
Chambers County Justice Center Public Facilities Corp. Rev., (County of Chambers TX), 5.00%, 6/1/38	1,000,000	1,106,031
Clear Creek Independent School District GO, 5.00%, 2/15/35 (PSF-GTD)	3,500,000	4,026,348
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,130,406
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	513,696
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/31 (PSF-GTD)	3,290,000	3,678,940
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/32 (PSF-GTD)	1,800,000	2,034,936
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/33 (PSF-GTD)	1,600,000	1,793,925
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.25%, 8/15/28	1,000,000	1,012,276
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/32 (PSF-GTD)	1,655,000	1,861,349

	Principal Amount/ Shares	Value
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/33 (PSF-GTD)	$2,750,000	$3,118,975
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,126,045
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/26 (PSF-GTD)	500,000	513,089
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/28 (PSF-GTD)	910,000	971,615
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/30 (PSF-GTD)	800,000	878,541
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/31 (PSF-GTD)	565,000	627,677
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/33 (PSF-GTD)	460,000	506,892
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/34 (PSF-GTD)	1,320,000	1,449,812
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/35 (PSF-GTD)	385,000	421,776
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/36 (PSF-GTD)	560,000	612,548
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/38 (PSF-GTD)	265,000	288,289
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 4.00%, 4/1/43 (PSF-GTD)	1,650,000	1,659,563
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,000,000	1,140,803
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	2,710,000	3,077,060
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	3,910,000	4,439,595
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/38 (PSF-GTD)	1,000,000	1,129,707
Cypress-Fairbanks Independent School District GO, 4.00%, 2/15/44 (PSF-GTD)	3,500,000	3,531,968
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/35	4,000,000	4,508,054
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/36	6,965,000	7,825,013
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/37	1,000,000	1,132,419
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	1,000,000	1,128,319
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	4,000,000	4,462,906
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/39	1,500,000	1,685,668
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/41	1,250,000	1,405,357
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/36	775,000	890,168
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/37	2,200,000	2,516,990
Del Valle Independent School District GO, 4.00%, 6/15/37 (PSF-GTD)	2,250,000	2,327,867
Del Valle Independent School District GO, 4.00%, 6/15/38 (PSF-GTD)	2,105,000	2,165,136
Del Valle Independent School District GO, 4.00%, 6/15/39 (PSF-GTD)	2,500,000	2,559,601
Del Valle Independent School District GO, 4.00%, 6/15/40 (PSF-GTD)	4,860,000	4,950,685
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	240,335
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	200,340
Denton Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	1,250,000	1,436,999
Denton Independent School District GO, 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,145,566
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	3,360,000	3,502,612
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/40 (PSF-GTD)	2,300,000	2,384,832
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/41 (PSF-GTD)	2,250,000	2,321,086
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/40 (BAM)(5)	2,840,000	1,470,201
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/41 (BAM)(5)	3,000,000	1,469,009
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/42 (BAM)(5)	7,400,000	3,432,899
Fort Bend Independent School District GO, VRN, 4.00%, 8/1/54 (PSF-GTD)	5,600,000	5,725,386
Fort Bend Toll Road Rev., 5.00%, 3/1/34 (AGM)	750,000	863,776
Fort Bend Toll Road Rev., 5.00%, 3/1/35 (AGM)	700,000	801,573
Fort Bend Toll Road Rev., 5.00%, 3/1/36 (AGM)	800,000	912,491
Fort Bend Toll Road Rev., 5.00%, 3/1/37 (AGM)	500,000	568,200
Fort Bend Toll Road Rev., 5.00%, 3/1/38 (AGM)	500,000	565,896
Fort Worth Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,500,000	1,552,735
Fort Worth Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,500,000	2,573,450
Fort Worth Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,535,987
Frisco Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,500,000	1,711,205
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	8,365,000	8,513,956
Galveston Independent School District GO, 4.00%, 2/1/41 (PSF-GTD)	2,715,000	2,740,580
Galveston Independent School District GO, 4.00%, 2/1/42 (PSF-GTD)	5,750,000	5,788,329

	Principal Amount/ Shares	Value
Galveston Wharves & Terminal Rev., 5.00%, 8/1/33	$1,175,000	$1,317,071
Galveston Wharves & Terminal Rev., 5.00%, 8/1/34	2,215,000	2,472,218
Galveston Wharves & Terminal Rev., 5.00%, 8/1/35	2,590,000	2,874,258
Galveston Wharves & Terminal Rev., 5.25%, 8/1/40	975,000	1,083,477
Galveston Wharves & Terminal Rev., 5.25%, 8/1/42	1,250,000	1,375,197
Galveston Wharves & Terminal Rev., 5.25%, 8/1/44	1,175,000	1,284,197
Garland Electric Utility System Rev., 5.00%, 3/1/32 (AGM)	800,000	903,923
Garland Electric Utility System Rev., 5.00%, 3/1/34 (AGM)	600,000	682,845
Garland Electric Utility System Rev., 5.00%, 3/1/35 (AGM)	960,000	1,081,849
Garland Electric Utility System Rev., 5.00%, 3/1/37 (AGM)	830,000	930,629
Garland Electric Utility System Rev., 5.00%, 3/1/39 (AGM)	525,000	584,785
Georgetown Utility System Rev., 5.00%, 8/15/33 (BAM)	1,025,000	1,160,442
Georgetown Utility System Rev., 5.00%, 8/15/34 (BAM)	2,130,000	2,400,678
Georgetown Utility System Rev., 5.00%, 8/15/35 (BAM)	700,000	786,212
Georgetown Utility System Rev., 5.00%, 8/15/36 (BAM)	560,000	627,503
Gregory-Portland Independent School District GO, 5.00%, 2/15/31 (PSF-GTD)	6,250,000	7,053,291
Gregory-Portland Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	6,240,000	7,138,210
Harris County Rev., (County of Harris TX Toll Road Rev.), 5.00%, 8/15/27	1,500,000	1,519,402
Harris County Rev., (County of Harris TX Toll Road Rev.), 5.00%, 8/15/28	1,000,000	1,013,005
Harris County Rev., (County of Harris TX Toll Road Rev.), 5.00%, 8/15/29	1,000,000	1,013,005
Harris County Cultural Education Facilities Finance Corp. Rev., (Baylor College of Medicine), 5.00%, 5/15/29	4,000,000	4,336,260
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/27	430,000	435,967
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 4.00%, 1/1/31	1,745,000	1,751,527
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,000,000	1,017,940
Harris County Cultural Education Facilities Finance Corp. Rev., (Memorial Hermann Health System Obligated Group), VRN, 5.00%, 7/1/54	2,250,000	2,427,240
Harris County Flood Control District Rev., (County of Harris TX), 4.00%, 10/1/37	5,025,000	5,073,899
Harris Toll Road Rev., 5.00%, 8/15/33	4,000,000	4,628,729
Harris Toll Road Rev., 5.00%, 8/15/34	2,670,000	3,078,474
Hays Consolidated Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,200,000	1,372,733
Hays Consolidated Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,000,000	1,037,244
Hays Consolidated Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,250,000	1,289,170
Hays Consolidated Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,000,000	2,046,968
Hays Consolidated Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	2,180,000	2,217,315
Houston GO, 5.25%, 3/1/39	2,000,000	2,281,965
Houston GO, 5.25%, 3/1/40	1,145,000	1,300,907
Houston GO, 5.25%, 3/1/42	2,750,000	3,104,481
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 3.375%, 10/1/37	500,000	443,349
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	1,200,000	1,033,138
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,052,905
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	710,984
Humble Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	3,285,000	3,386,957
Humble Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	3,000,000	3,079,740
Humble Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	2,250,000	2,298,512
Irving Hospital Authority Rev., 5.00%, 10/15/25	250,000	252,724
Irving Independent School District GO, 5.00%, 2/15/33 (PSF-GTD)	1,500,000	1,719,396
Jacksboro Independent School District GO, VRN, 4.00%, 2/15/48 (PSF-GTD)	3,160,000	3,268,846
Katy Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	600,000	616,446
Katy Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,000,000	1,023,808
Katy Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	1,021,043
Katy Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	1,018,331

	Principal Amount/ Shares	Value
Klein Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	$6,120,000	$6,388,255
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	5,700,000	5,786,903
Midland Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	4,000,000	4,121,282
Midland Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	5,000,000	5,124,892
New Caney Independent School District GO, 5.00%, 2/15/33 (PSF-GTD)	1,350,000	1,561,672
New Caney Independent School District GO, 5.00%, 2/15/34 (PSF-GTD)	1,425,000	1,656,237
New Caney Independent School District GO, 5.00%, 2/15/35 (PSF-GTD)	600,000	695,068
New Caney Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,000,000	1,148,311
New Caney Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	500,000	575,024
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	731,645
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	480,101
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	518,113
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,000,000	1,047,306
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,000,000	1,047,306
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,000,000	1,047,306
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,670,000	1,749,000
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	2,659,456
North Texas Tollway Authority Rev., 5.00%, 1/1/41	2,145,000	2,403,176
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/27	7,825,000	8,193,266
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/31	11,415,000	11,429,354
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/38 (AGC)(5)	14,000,000	8,651,892
Northside Independent School District GO, VRN, 3.00%, 8/1/53 (PSF-GTD)	6,965,000	6,930,789
Northwest Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,500,000	1,548,216
Northwest Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,000,000	2,055,911
Pasadena Economic Development Corp. Rev., (City of Pasadena TX Sales Tax Rev.), 5.25%, 8/15/39 (BAM)	1,000,000	1,135,101
Pasadena Economic Development Corp. Rev., (City of Pasadena TX Sales Tax Rev.), 5.25%, 8/15/42 (BAM)	1,000,000	1,113,030
Pasadena Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	1,450,000	1,488,883
Pasadena Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,533,120
Pasadena Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	800,000	815,148
Pasadena Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	1,015,854
Prosper Independent School District GO, VRN, 4.00%, 2/15/50 (PSF-GTD)	4,695,000	4,742,842
Richardson Independent School District GO, 5.00%, 2/15/25 (PSF-GTD)	500,000	501,715
Richardson Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	1,000,000	1,025,225
Richardson Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	750,000	787,416
Richardson Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	500,000	536,290
Richardson Independent School District GO, 5.00%, 2/15/29 (PSF-GTD)	650,000	710,683
Richardson Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	4,160,000	4,264,683
Richardson Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	4,290,000	4,377,757
San Antonio GO, 4.00%, 2/1/39	2,000,000	2,053,792
San Antonio GO, 4.00%, 2/1/40	2,000,000	2,040,622
San Antonio GO, 4.00%, 2/1/41	1,500,000	1,522,859
San Antonio GO, 4.00%, 2/1/42	2,220,000	2,247,002
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/32	1,000,000	1,132,963
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/33	1,500,000	1,719,083
San Antonio Electric & Gas Systems Rev., 5.25%, 2/1/44	1,000,000	1,128,308
Southeast Regional Management District GO, 4.00%, 4/1/38 (AGC)(6)	500,000	498,151
Southeast Regional Management District GO, 4.00%, 4/1/39 (AGC)(6)	540,000	534,760
Southeast Regional Management District GO, 4.00%, 4/1/41 (AGC)(6)	1,000,000	981,737

	Principal Amount/ Shares	Value
Southeast Regional Management District GO, 4.00%, 4/1/43 (AGC)(6)	$825,000	$801,957
State of Texas GO, 5.00%, 10/1/29	10,000,000	10,149,385
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	4,840,000	4,948,990
Tarrant County Hospital District GO, 4.00%, 8/15/43	2,500,000	2,523,880
Texas A&M University Rev., 5.25%, 5/15/36	2,260,000	2,595,992
Texas A&M University Rev., 5.25%, 5/15/37	1,750,000	2,002,506
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	1,795,000	1,841,186
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/28 (GA: Macquarie Group Ltd.)	1,610,000	1,690,597
Texas Municipal Gas Acquisition & Supply Corp. V Rev., VRN, 5.00%, 1/1/55 (GA: Bank of America Corp.)	12,300,000	13,362,490
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/31	4,500,000	4,616,064
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/36	3,100,000	3,130,948
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/37	2,250,000	2,262,817
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	1,200,000	1,205,892
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.00%, 12/31/35	4,120,000	4,383,441
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,514,536
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	7,000,000	7,534,027
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/34	6,000,000	6,949,927
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/35	4,820,000	5,561,681
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/41	1,300,000	1,330,360
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/42	15,000,000	15,583,803
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/33	1,320,000	1,504,532
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/34	1,200,000	1,361,881
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/35	1,025,000	1,157,246
Upper Trinity Regional Water District Rev., 5.00%, 8/1/40 (BAM)	1,000,000	1,117,319
Upper Trinity Regional Water District Rev., 5.00%, 8/1/41 (BAM)	1,030,000	1,141,025
Upper Trinity Regional Water District Rev., 5.00%, 8/1/42 (BAM)	850,000	937,809
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/33	720,000	729,309
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/34	1,255,000	1,263,318
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/34	1,570,000	1,587,896
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/35	3,950,000	3,974,979
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/36	4,100,000	4,123,260
Viridian Municipal Management District GO, 4.00%, 12/1/31 (BAM)	500,000	511,763
Viridian Municipal Management District GO, 4.00%, 12/1/32 (BAM)	620,000	633,071
Viridian Municipal Management District GO, 4.00%, 12/1/34 (BAM)	585,000	593,333
Viridian Municipal Management District GO, 4.00%, 12/1/36 (BAM)	1,150,000	1,157,097
Viridian Municipal Management District GO, 4.00%, 12/1/37 (BAM)	1,150,000	1,152,476
		517,094,599
Utah — 0.4%
Intermountain Power Agency Rev., 5.00%, 7/1/26	3,000,000	3,097,535
Intermountain Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,112,808
Intermountain Power Agency Rev., 5.00%, 7/1/36	2,000,000	2,267,338
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/29 (BAM)	600,000	650,690
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/31 (BAM)	600,000	666,116
Utah Housing Corp. Rev., 4.69%, 2/1/45 (FNMA)(6)	4,430,000	4,508,238
Utah Transit Authority Rev., 5.00%, 6/15/30	1,000,000	1,120,317
Utah Transit Authority Rev., 5.00%, 6/15/31	750,000	853,268
Utah Transit Authority Rev., 5.00%, 6/15/32	1,000,000	1,149,603
		16,425,913
Vermont — 0.1%
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	750,711
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,082,612
		4,833,323

	Principal Amount/ Shares	Value
Virginia — 1.1%
Arlington County Industrial Development Authority Rev., (Virginia Hospital Center Arlington Health System Obligated Group), VRN, 5.00%, 7/1/53	$4,000,000	$4,331,154
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/27	1,670,000	1,758,190
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/32	6,800,000	7,759,899
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,676,324
Lexington Industrial Development Authority Rev., (Lexington Retirement Community Obligated Group), 4.00%, 1/1/31	675,000	679,676
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(2)	3,775,000	3,769,408
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(2)	600,000	608,870
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(2)	1,500,000	1,517,414
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	716,761
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	5,960,000	6,159,761
Virginia College Building Authority Rev., (Commonwealth of Virginia), 5.00%, 2/1/28	2,500,000	2,677,821
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,002,468
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/37	2,250,000	2,254,600
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/40	4,000,000	3,948,875
		40,861,221
Washington — 3.1%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	1,000,000	1,148,773
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	13,000,000	14,880,872
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/34	2,500,000	2,766,685
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	5,795,000	6,597,282
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	7,000,000	7,578,000
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/33	1,175,000	1,350,793
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/34	1,325,000	1,516,668
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/35	1,000,000	1,141,290
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/36	1,750,000	1,992,653
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/39	1,090,000	1,240,180
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/40	2,000,000	2,265,969
Kitsap County Public Utility District No. 1 Rev., 4.00%, 12/1/44 (AGC)	550,000	549,175
Seattle Municipal Light & Power Rev., VRN, 3.43%, (MUNIPSA plus 0.25%), 5/1/45	4,800,000	4,722,420
State of Washington GO, 5.00%, 6/1/27	9,295,000	9,829,729
State of Washington GO, 5.00%, 7/1/27	10,000,000	10,013,396
State of Washington GO, 5.00%, 2/1/30	9,000,000	9,202,992
State of Washington GO, 5.00%, 6/1/33	2,250,000	2,493,628
State of Washington GO, 5.00%, 2/1/34	10,865,000	12,145,251
State of Washington GO, 4.00%, 7/1/39	3,730,000	3,853,064
State of Washington GO, 5.00%, 8/1/40	1,250,000	1,429,636
State of Washington GO, 5.00%, 8/1/43	5,000,000	5,527,482
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 8/1/36	5,795,000	6,157,788
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	5,815,000	5,829,482
		114,233,208
West Virginia — 0.2%
Ohio County Tax Allocation, (Ohio WV Fort Henry Centre Tax Increment Financing District No. 1), 5.25%, 6/1/44	750,000	789,472
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.00%, 9/1/40 (AGM)	1,500,000	1,632,301
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.125%, 9/1/42 (AGM)	4,000,000	4,401,339
		6,823,112
Wisconsin — 1.6%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	605,692
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	690,000	727,366

	Principal Amount/ Shares	Value
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	$740,000	$778,884
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	788,427
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/31(2)	1,290,000	1,383,953
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/32(2)	1,610,000	1,737,577
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/33(2)	1,955,000	2,121,590
Public Finance Authority Rev., (CHF - Manoa LLC), 5.25%, 7/1/38(2)	3,000,000	3,277,287
Public Finance Authority Rev., (CHF - Manoa LLC), 5.50%, 7/1/43(2)	2,145,000	2,332,808
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	976,050
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	2,675,219
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	2,798,795
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AGM)	2,800,000	2,938,719
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,105,080
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(1)(2)	10,000	9,995
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(2)	85,000	84,628
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(1)(2)	25,000	26,710
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30, Prerefunded at 100% of Par(1)(2)	65,000	71,550
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(2)	475,000	492,835
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(1)(2)	20,000	21,272
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(1)(2)	35,000	37,225
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(2)	1,675,000	1,733,455
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/42(2)	980,000	919,169
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(2)	1,215,000	1,079,678
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/46	1,100,000	931,777
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/51	2,185,000	1,956,097
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/41(2)	1,500,000	1,393,866
Public Finance Authority Tax Allocation, (Town of Scarborough Downtown Omnibus Municipal Development & TIF District), 5.00%, 8/1/39	1,250,000	1,265,251
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 5.00%, 8/15/54	6,415,000	6,947,577
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 5.00%, 8/15/54	8,100,000	8,761,714
Wisconsin Health & Educational Facilities Authority Rev., (Fort Healthcare Inc. Obligated Group), VRN, 5.00%, 10/1/54	4,650,000	5,167,668
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(2)	3,580,000	3,591,217
		58,739,131
TOTAL MUNICIPAL SECURITIES (Cost $3,623,827,002)		3,671,269,222
EXCHANGE-TRADED FUNDS — 0.5%
VanEck High Yield Muni ETF	178,900	9,454,865
Vanguard Tax-Exempt Bond Index ETF	184,800	9,434,040
TOTAL EXCHANGE-TRADED FUNDS (Cost $18,399,334)		18,888,905
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $3,642,226,336)		3,690,158,127
OTHER ASSETS AND LIABILITIES — 0.4%		15,559,298
TOTAL NET ASSETS — 100.0%		$3,705,717,425

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	399	March 2025	$82,237,641	$230,921
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	193	March 2025	$22,155,797	$(430,103)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AGM-CR	–	Assured Guaranty Municipal Corp. - Custodian Receipts
BAM	–	Build America Mutual Assurance Corp.
COP	–	Certificates of Participation
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
Q-SBLF	–	Qualified School Board Loan Fund
SBBPA	–	Standby Bond Purchase Agreement
SD CRED PROG	–	School District Credit Enhancement Program
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
ST AID WITHHLDG	–	State Aid Withholding
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $155,729,536, which represented 4.2% of total net assets.
(3)Security is in default.
(4)Non-income producing.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

NOVEMBER 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,642,226,336)	$3,690,158,127
Cash	116,165
Deposits with broker for futures contracts	593,600
Receivable for investments sold	1,292,700
Receivable for capital shares sold	521,428
Interest receivable	48,709,906
3,741,391,926

Liabilities
Payable for investments purchased	29,165,530
Payable for capital shares redeemed	4,130,287
Payable for variation margin on futures contracts	31,343
Accrued management fees	829,963
Distribution and service fees payable	7,271
Dividends payable	1,510,107
35,674,501

Net Assets	$3,705,717,425

Net Assets Consist of:
Capital paid in	$3,823,779,553
Distributable earnings (loss)	(118,062,128)
$3,705,717,425

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$516,173,260	47,610,642	$10.84
I Class	$1,703,244,801	157,050,240	$10.85
Y Class	$1,457,740,156	134,490,951	$10.84
A Class	$26,172,302	2,413,558	$10.84
C Class	$2,386,906	220,240	$10.84
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.35 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$68,160,735

Expenses:
Management fees	5,082,433
Distribution and service fees:
A Class	31,233
C Class	12,417
Trustees' fees and expenses	116,679
Other expenses	591
5,243,353

Net investment income (loss)	62,917,382

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(5,203,344)
Futures contract transactions	203,974
(4,999,370)

Change in net unrealized appreciation (depreciation) on:
Investments	83,427,990
Futures contracts	(199,182)
83,228,808

Net realized and unrealized gain (loss)	78,229,438

Net Increase (Decrease) in Net Assets Resulting from Operations	$141,146,820

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2024 (UNAUDITED) AND YEAR ENDED MAY 31, 2024
Increase (Decrease) in Net Assets	November 30, 2024	May 31, 2024
Operations
Net investment income (loss)	$62,917,382	$122,801,781
Net realized gain (loss)	(4,999,370)	(31,693,564)
Change in net unrealized appreciation (depreciation)	83,228,808	14,625,949
Net increase (decrease) in net assets resulting from operations	141,146,820	105,734,166

Distributions to Shareholders
From earnings:
Investor Class	(8,364,054)	(17,966,207)
I Class	(29,032,723)	(60,198,227)
Y Class	(24,754,815)	(44,598,577)
A Class	(371,135)	(672,937)
C Class	(27,531)	(66,678)
Decrease in net assets from distributions	(62,550,258)	(123,502,626)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(23,664,997)	(51,215,625)

Net increase (decrease) in net assets	54,931,565	(68,984,085)

Net Assets
Beginning of period	3,650,785,860	3,719,769,945
End of period	$3,705,717,425	$3,650,785,860

See Notes to Financial Statements.

Notes to Financial Statements

NOVEMBER 30, 2024 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended November 30, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $3,045,000 and $1,900,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2024 were $771,284,450 and $801,429,210, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2024		Year ended May 31, 2024
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,565,356	$27,699,837	4,941,597	$52,676,698
Issued in reinvestment of distributions	708,069	7,650,786	1,551,487	16,508,952
Redeemed	(5,014,191)	(54,139,002)	(19,404,728)	(205,901,039)
	(1,740,766)	(18,788,379)	(12,911,644)	(136,715,389)
I Class
Sold	19,876,206	214,745,534	85,679,719	902,754,339
Issued in reinvestment of distributions	2,610,954	28,228,516	5,519,175	58,734,009
Redeemed	(25,353,814)	(273,855,105)	(109,472,015)	(1,154,979,398)
	(2,866,654)	(30,881,055)	(18,273,121)	(193,491,050)
Y Class
Sold	14,985,770	161,712,312	58,252,476	617,900,321
Issued in reinvestment of distributions	1,616,417	17,466,106	2,946,866	31,353,824
Redeemed	(14,509,837)	(156,610,372)	(34,697,154)	(367,253,134)
	2,092,350	22,568,046	26,502,188	282,001,011
A Class
Sold	497,138	5,366,082	326,651	3,479,614
Issued in reinvestment of distributions	33,266	359,681	61,120	650,764
Redeemed	(166,188)	(1,799,096)	(635,351)	(6,775,301)
	364,216	3,926,667	(247,580)	(2,644,923)
C Class
Sold	9,878	107,178	34,862	374,664
Issued in reinvestment of distributions	2,549	27,531	6,266	66,643
Redeemed	(57,954)	(624,985)	(75,696)	(806,581)
	(45,527)	(490,276)	(34,568)	(365,274)
Net increase (decrease)	(2,196,381)	$(23,664,997)	(4,964,725)	$(51,215,625)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$3,671,269,222	—
Exchange-Traded Funds	$18,888,905	—	—
	$18,888,905	$3,671,269,222	—
Other Financial Instruments
Futures Contracts	$230,921	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$430,103	—	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $93,108,014 futures contracts purchased and $23,079,891 futures contracts sold.

The value of interest rate risk derivative instruments as of November 30, 2024, is disclosed on the Statement of Assets and Liabilities as a liability of $31,343 in payable for variation margin on futures contracts.* For the six months ended November 30, 2024, the effect of interest rate risk derivative instruments on the Statement of Operations was $203,974 in net realized gain (loss) on futures contract transactions and $(199,182) in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,642,894,001
Gross tax appreciation of investments	$77,596,344
Gross tax depreciation of investments	(30,332,218)
Net tax appreciation (depreciation) of investments	$47,264,126

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of May 31, 2024, the fund had accumulated short-term capital losses of $(71,484,387) and accumulated long-term capital losses of $(88,308,900), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$10.61	0.17	0.23	0.40	(0.17)	$10.84	3.73%	0.46%	3.23%	21%	$516,173
2024	$10.66	0.34	(0.05)	0.29	(0.34)	$10.61	2.81%	0.47%	3.15%	46%	$523,750
2023	$10.96	0.30	(0.29)	0.01	(0.31)	$10.66	0.08%	0.47%	2.84%	65%	$663,668
2022	$11.92	0.25	(0.96)	(0.71)	(0.25)	$10.96	(6.04)%	0.46%	2.16%	50%	$743,366
2021	$11.45	0.27	0.47	0.74	(0.27)	$11.92	6.50%	0.47%	2.27%	28%	$834,125
2020	$11.49	0.28	(0.04)	0.24	(0.28)	$11.45	2.09%	0.47%	2.43%	49%	$1,094,742
I Class
2024(3)	$10.62	0.19	0.23	0.42	(0.19)	$10.85	3.93%	0.26%	3.43%	21%	$1,703,245
2024	$10.66	0.36	(0.04)	0.32	(0.36)	$10.62	3.02%	0.27%	3.35%	46%	$1,697,701
2023	$10.96	0.33	(0.30)	0.03	(0.33)	$10.66	0.28%	0.27%	3.04%	65%	$1,899,929
2022	$11.93	0.28	(0.97)	(0.69)	(0.28)	$10.96	(5.93)%	0.26%	2.36%	50%	$1,858,776
2021	$11.46	0.29	0.47	0.76	(0.29)	$11.93	6.71%	0.27%	2.47%	28%	$1,703,281
2020	$11.50	0.30	(0.04)	0.26	(0.30)	$11.46	2.30%	0.27%	2.63%	49%	$1,102,093
Y Class
2024(3)	$10.61	0.19	0.23	0.42	(0.19)	$10.84	3.95%	0.23%	3.46%	21%	$1,457,740
2024	$10.66	0.36	(0.05)	0.31	(0.36)	$10.61	2.95%	0.24%	3.38%	46%	$1,404,762
2023	$10.96	0.33	(0.30)	0.03	(0.33)	$10.66	0.31%	0.24%	3.07%	65%	$1,128,484
2022	$11.92	0.28	(0.96)	(0.68)	(0.28)	$10.96	(5.82)%	0.23%	2.39%	50%	$1,212,546
2021	$11.45	0.30	0.46	0.76	(0.29)	$11.92	6.74%	0.24%	2.50%	28%	$1,630,371
2020	$11.49	0.31	(0.04)	0.27	(0.31)	$11.45	2.33%	0.24%	2.66%	49%	$1,768,682
A Class
2024(3)	$10.61	0.16	0.23	0.39	(0.16)	$10.84	3.60%	0.71%	2.98%	21%	$26,172
2024	$10.66	0.31	(0.05)	0.26	(0.31)	$10.61	2.56%	0.72%	2.90%	46%	$21,754
2023	$10.96	0.28	(0.30)	(0.02)	(0.28)	$10.66	(0.17)%	0.72%	2.59%	65%	$24,489
2022	$11.93	0.22	(0.97)	(0.75)	(0.22)	$10.96	(6.35)%	0.71%	1.91%	50%	$25,287
2021	$11.45	0.24	0.48	0.72	(0.24)	$11.93	6.32%	0.72%	2.02%	28%	$38,172
2020	$11.50	0.25	(0.05)	0.20	(0.25)	$11.45	1.75%	0.72%	2.18%	49%	$29,854

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$10.61	0.12	0.23	0.35	(0.12)	$10.84	3.31%	1.46%	2.23%	21%	$2,387
2024	$10.65	0.23	(0.04)	0.19	(0.23)	$10.61	1.79%	1.47%	2.15%	46%	$2,819
2023	$10.96	0.20	(0.31)	(0.11)	(0.20)	$10.65	(1.01)%	1.47%	1.84%	65%	$3,200
2022	$11.92	0.14	(0.96)	(0.82)	(0.14)	$10.96	(6.97)%	1.46%	1.16%	50%	$4,080
2021	$11.44	0.15	0.48	0.63	(0.15)	$11.92	5.53%	1.47%	1.27%	28%	$4,819
2020	$11.49	0.16	(0.05)	0.11	(0.16)	$11.44	0.99%	1.47%	1.43%	49%	$8,261

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended November 30, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding

•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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Semiannual Financial Statements and Other Information

November 30, 2024

Tax-Free Money Market Fund
Investor Class (BNTXX)

Schedule of Investments

NOVEMBER 30, 2024 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.5%
Alabama — 5.7%
Oxford GO, VRDN, 3.75%, 12/6/24	$4,445,000	$4,445,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.18%, 12/6/24 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	4,055,000	4,055,000
		8,500,000
Arizona — 1.5%
Deutsche Bank Spears/Lifers Trust Rev., VRDN, 3.60%, 12/2/24 (LIQ FAC: Deutsche Bank AG)(GA: Deutsche Bank AG)(1)	2,300,000	2,300,000
California — 5.1%
Los Angeles Industrial Development Authority Rev., (Anderson Industrial Property LLC), VRDN, 3.01%, 12/6/24 (LOC: FHLB and East West Bank)	1,930,000	1,930,000
Mizuho Floater/Residual Trust Rev., VRDN, 3.18%, 1/3/25 (LOC: Mizuho Capital Markets LLC)(1)	340,000	340,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.88%, 12/6/24 (LOC: Bank of America N.A.)(LIQ FAC: Bank of America N.A.)(1)	100,000	100,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.91%, 12/6/24 (LIQ FAC: Royal Bank of Canada)(1)	2,600,000	2,600,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.88%, 1/3/25 (LOC: Bank of America N.A.)(LIQ FAC: Bank of America N.A.)(1)	785,000	785,000
Tender Option Bond Trust Receipts/Certificates Tax Allocation, VRDN, 2.94%, 12/6/24 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	1,925,000	1,925,000
		7,680,000
Colorado — 1.1%
Holland Creek Metropolitan District Rev., VRDN, 3.15%, 12/6/24 (LOC: Bank of America N.A.)	1,200,000	1,200,000
Jefferson County Rev., (Rocky Mountain Butterfly Consortium), VRDN, 2.95%, 12/6/24 (LOC: Wells Fargo Bank N.A.)	450,000	450,000
		1,650,000
District of Columbia — 3.5%
Deutsche Bank Spears/Lifers Trust Rev., VRDN, 3.26%, 12/6/24 (LOC: Deutsche Bank AG)(LIQ FAC: Deutsche Bank AG)(1)	5,175,000	5,175,000
Florida — 8.3%
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), VRDN, 3.00%, 12/6/24 (LOC: JPMorgan Chase Bank N.A.)	1,820,000	1,820,000
Hillsborough County, 3.28%, 12/12/24	3,000,000	3,000,000
Hillsborough County Industrial Development Authority Rev., (Corbett Preparatory School of IDS, Inc.), VRDN, 2.94%, 12/6/24 (LOC: Bank of America N.A.)	800,000	800,000
JEA Water & Sewer System Rev., VRDN, 2.99%, 12/6/24 (SBBPA: Bank of America N.A.)	2,500,000	2,500,000
Mizuho Floater/Residual Trust Rev., VRDN, 3.18%, 1/3/25 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	2,511,386	2,511,386
Palm Beach County Rev., (Henry Morrison Flagler Museum), VRDN, 2.97%, 12/6/24 (LOC: Northern Trust Company)	1,000,000	1,000,000
Pinellas County Health Facilities Authority Rev., (Hospice of the Florida Suncoast, Inc.), VRDN, 2.90%, 12/2/24 (LOC: Wells Fargo Bank N.A.)	220,000	220,000
Pinellas County Housing Finance Authority Rev., (Booker Creek Apartments Ltd.), VRDN, 2.85%, 12/6/24 (LOC: FHLMC)	600,000	600,000
		12,451,386
Illinois — 21.5%
Illinois Development Finance Authority Rev., (Jewish Council for Youth Services), VRDN, 2.86%, 12/6/24 (LOC: BMO Harris Bank N.A.)	500,000	500,000
Illinois Development Finance Authority Rev., (Wheaton Academy), VRDN, 3.00%, 12/6/24 (LOC: BMO Harris Bank N.A.)	5,650,000	5,650,000
Illinois Educational Facilities Authority Rev., (Augustana College), VRDN, 2.85%, 12/6/24 (LOC: BMO Harris Bank N.A.)	1,000,000	1,000,000
Illinois Finance Authority Rev., (Catherine Cook School), VRDN, 3.00%, 12/6/24 (LOC: Northern Trust Company)	610,000	610,000
Illinois Finance Authority Rev., (Chicago Public Media, Inc.), VRDN, 2.84%, 12/6/24 (LOC: BMO Harris Bank N.A.)	850,000	850,000
Illinois Finance Authority Rev., (Illinois Wesleyan University), VRDN, 2.92%, 12/6/24 (LOC: PNC Bank N.A.)	500,000	500,000
Illinois Finance Authority Rev., (Latin School of Chicago), VRDN, 2.95%, 12/6/24 (LOC: JPMorgan Chase Bank N.A.)	525,000	525,000
2

	Principal Amount	Value
Illinois Finance Authority Rev., (Steppenwolf Theatre Co.), VRDN, 2.92%, 12/6/24 (LOC: Northern Trust Company)	$790,000	$790,000
Illinois Finance Authority Rev., (YMCA of Chicago), VRDN, 2.90%, 12/6/24 (LOC: BMO Harris Bank N.A.)	4,540,000	4,540,000
Illinois Housing Development Authority Rev., (Steadfast Foxview LP), VRDN, 2.86%, 12/6/24 (LOC: FHLMC)(LIQ FAC: FHLMC)	1,200,000	1,200,000
Illinois Housing Development Authority Rev., (Woodlawn Six LP), VRDN, 2.92%, 12/6/24 (LOC: FHLMC)	4,240,000	4,240,000
Illinois Housing Development Authority Rev., VRDN, 2.90%, 12/6/24 (SBBPA: FHLB)	1,395,000	1,395,000
Phoenix Realty Special Account-U LP Rev., VRDN, 3.43%, 12/6/24 (LOC: Northern Trust Company) (Acquired 6/27/22 - 8/7/23, Cost $7,075,000)(2)	7,075,000	7,075,000
Southwestern Illinois Development Authority Rev., (Waste Management, Inc.), VRDN, 3.20%, 12/6/24 (LOC: JPMorgan Chase Bank N.A.)	1,400,000	1,400,000
Village of Palatine Rev., (Little City for Community Development), VRDN, 3.04%, 12/6/24 (LOC: FHLB)	2,000,000	2,000,000
		32,275,000
Indiana — 1.4%
Elkhart County Rev., (Pedcor Investments-2007-CIII LP), VRDN, 3.00%, 12/6/24 (LOC: FHLB)	755,000	755,000
Huntington Rev., (Huntington University, Inc.), VRDN, 2.93%, 12/6/24 (LOC: Wells Fargo Bank N.A.)	1,300,000	1,300,000
		2,055,000
Iowa — 2.4%
Iowa Finance Authority Rev., (Chrisbro III, Inc.), VRDN, 3.06%, 12/6/24 (LOC: Farmers State Bank and U.S. Bank N.A.)	3,610,000	3,610,000
Louisiana — 5.7%
Louisiana Housing Corp. Rev., (Reserve at Jefferson Crossing LLC), VRDN, 2.92%, 12/6/24 (LOC: FHLMC)	3,930,000	3,930,000
Louisiana Offshore Terminal Authority Rev., (Loop LLC), VRDN, 2.95%, 12/6/24 (LOC: JPMorgan Chase Bank N.A.)	2,000,000	2,000,000
Louisiana Public Facilities Authority Rev., (Linlake Ventures), VRDN, 2.85%, 12/6/24 (LIQ FAC: FHLMC)	2,630,000	2,630,000
		8,560,000
Minnesota — 7.6%
Minneapolis Rev., (Children's Theatre Co.), VRDN, 2.95%, 12/6/24 (LOC: Wells Fargo Bank N.A.)	800,000	800,000
Minneapolis Rev., (Seven Corners Community Housing Corp.), VRDN, 2.90%, 12/6/24 (LOC: Wells Fargo Bank N.A.)	1,360,000	1,360,000
Minnesota Higher Education Facilities Authority Rev., (Macalester College), VRDN, 2.93%, 12/6/24	3,950,000	3,950,000
St. Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 3.11%, 12/6/24 (LIQ FAC: FHLMC)	5,335,000	5,334,975
		11,444,975
Mississippi — 1.4%
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.20%, 12/2/24 (GA: Chevron Corp.)	200,000	200,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.20%, 12/2/24 (GA: Chevron Corp.)	400,000	400,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.20%, 12/2/24 (GA: Chevron Corp.)	500,000	500,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.20%, 12/2/24 (GA: Chevron Corp.)	500,000	500,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.22%, 12/2/24 (GA: Chevron Corp.)	200,000	200,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.22%, 12/2/24 (GA: Chevron Corp.)	280,000	280,000
		2,080,000
Missouri — 1.4%
Bridgeton Industrial Development Authority Rev., (Stolze Printing Obligated Group), VRDN, 3.01%, 12/6/24 (LOC: Carrollton Bank and FHLB)	885,000	885,000
Springfield Industrial Development Authority Rev., (ABEC, Inc.), VRDN, 3.36%, 12/6/24 (LOC: Guaranty Bank and FHLB)	860,000	860,000
Wright City Rev., (MB Realty LLC), VRDN, 3.00%, 12/6/24 (LOC: Bank of America N.A.)	405,000	405,000
		2,150,000
Nebraska — 1.1%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.96%, 12/6/24 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	1,600,000	1,600,000
Nevada — 1.2%
Nevada Housing Division Rev., (HELP Owens Associates LP), VRDN, 2.95%, 12/6/24 (LOC: Citibank N.A.)	1,865,000	1,865,000
New York — 4.5%
Deutsche Bank Spears/Lifers Trust Rev., VRDN, 3.51%, 12/6/24 (LOC: Deutsche Bank AG)(LIQ FAC: Deutsche Bank AG)(1)	2,430,000	2,430,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 3.25%, 12/2/24 (SBBPA: JPMorgan Chase Bank N.A.)	500,000	500,000
RBC Municipal Products, Inc. Trust Rev., VRDN, 2.96%, 12/6/24 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	800,000	800,000
3

	Principal Amount	Value
Rib Floater Trust Various States Rev., VRDN, 3.11%, 12/6/24 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	$1,055,000	$1,055,000
Rib Floater Trust Various States Rev., VRDN, 3.11%, 12/6/24 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	2,000,000	2,000,000
		6,785,000
North Carolina — 0.4%
Lower Cape Fear Water & Sewer Authority Rev., VRDN, 2.94%, 12/6/24 (LOC: Cooperatieve Rabobank UA)	600,000	600,000
North Dakota — 0.4%
North Dakota Housing Finance Agency Rev., VRDN, 2.83%, 12/6/24 (SBBPA: Royal Bank of Canada)	600,000	600,000
Oklahoma — 0.6%
Mizuho Floater/Residual Trust Rev., VRDN, 3.18%, 1/3/25 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	894,057	894,057
Oregon — 1.3%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.98%, 12/6/24 (LIQ FAC: Bank of America N.A.)(1)	2,000,000	2,000,000
Pennsylvania — 2.6%
Pennsylvania Housing Finance Agency Rev., (Foxwood Preservation Partners LP), VRDN, 2.85%, 12/6/24 (LIQ FAC: FHLMC)	550,000	550,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 2.91%, 12/6/24 (LIQ FAC: Morgan Stanley Bank N.A.)(1)	3,330,000	3,330,000
		3,880,000
South Carolina — 5.7%
South Carolina Jobs-Economic Development Authority Rev., (Port Royal I LLC), VRDN, 3.00%, 12/6/24 (LOC: United Fidelity Bank FSB and FHLB)	600,000	600,000
South Carolina Jobs-Economic Development Authority Rev., (YMCA of Coastal Carolina), VRDN, 2.88%, 12/6/24 (LOC: Wells Fargo Bank N.A.)	1,200,000	1,200,000
South Carolina Public Service Authority Rev., VRDN, 3.05%, 12/6/24 (LOC: Bank of America N.A.)	2,200,000	2,200,000
South Carolina State Housing Finance & Development Authority Rev., (Broad River Village LP), VRDN, 3.00%, 12/6/24 (LOC: FHLB)	4,500,000	4,500,000
		8,500,000
Tennessee — 3.2%
Clarksville Public Building Authority Rev., VRDN, 2.93%, 12/6/24 (LOC: Bank of America N.A.)	1,700,000	1,700,000
Covington Industrial Development Board Rev., (Tootsie Roll Industries, Inc.), VRDN, 3.15%, 12/6/24 (LOC: Bank of America N.A.)	1,500,000	1,500,000
Metropolitan Government Nashville & Davidson County Industrial Development Board Rev., (Starwood Properties Four LLC), VRDN, 2.85%, 12/6/24 (LOC: FNMA)(LIQ FAC: FNMA)	1,615,000	1,615,000
		4,815,000
Texas — 8.5%
Harris County, 3.15%, 12/2/24	3,000,000	3,000,000
Harris County Cultural Education Facilities Finance Corp. Rev., (Memorial Hermann Health System Obligated Group), VRDN, 2.85%, 12/6/24	3,000,000	3,000,000
Mission Economic Development Corp. Rev., VRDN, 3.00%, 12/6/24 (LOC: Wells Fargo Bank N.A.)	2,095,000	2,095,000
State of Texas GO, VRDN, 2.90%, 12/6/24 (LIQ FAC: State Street Bank & Trust Co.)	260,000	260,000
State of Texas GO, VRDN, 2.90%, 12/6/24 (SBBPA: State Street Bank & Trust Co.)	335,000	335,000
State of Texas GO, VRDN, 2.90%, 12/6/24 (SBBPA: FHLB)	240,000	240,000
State of Texas GO, VRDN, 2.90%, 12/6/24 (SBBPA: FHLB)	975,000	975,000
State of Texas GO, VRDN, 2.90%, 12/6/24 (SBBPA: FHLB)	2,465,000	2,465,000
Tarrant County Housing Finance Corp. Rev., (One Oaklake VIII LLC), VRDN, 2.92%, 12/6/24 (LOC: FNMA)(LIQ FAC: FNMA)	350,000	350,000
		12,720,000
Wisconsin — 3.4%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.18%, 12/6/24 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	100,000	100,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.18%, 12/6/24 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	4,257,000	4,257,000
Wisconsin Housing & Economic Development Authority Home Ownership Rev., VRDN, 3.05%, 12/6/24 (SBBPA: FHLB)	690,000	690,000
		5,047,000
TOTAL INVESTMENT SECURITIES — 99.5%		149,237,418
OTHER ASSETS AND LIABILITIES — 0.5%		811,676
TOTAL NET ASSETS — 100.0%		$150,049,094
4

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $38,257,443, which represented 25.5% of total net assets.
(2)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $7,075,000, which represented 4.7% of total net assets.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

NOVEMBER 30, 2024 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$149,237,418
Cash	65,691
Receivable for investments sold	330,000
Receivable for capital shares sold	133,662
Interest receivable	624,933
150,391,704

Liabilities
Payable for capital shares redeemed	282,165
Accrued management fees	60,445
342,610

Net Assets	$150,049,094

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	150,068,932

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$150,049,101
Distributable earnings (loss)	(7)
$150,049,094

See Notes to Financial Statements.
6

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$2,751,215

Expenses:
Management fees	386,376
Trustees' fees and expenses	5,060
Other expenses	251
391,687

Net investment income (loss)	2,359,528

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,359,528

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2024 (UNAUDITED) AND YEAR ENDED MAY 31, 2024
Increase (Decrease) in Net Assets	November 30, 2024	May 31, 2024
Operations
Net investment income (loss)	$2,359,528	$5,213,935
Net realized gain (loss)	—	16
Net increase (decrease) in net assets resulting from operations	2,359,528	5,213,951

Distributions to Shareholders
From earnings	(2,359,528)	(5,213,935)

Capital Share Transactions
Proceeds from shares sold	41,662,857	135,292,123
Proceeds from reinvestment of distributions	2,306,262	5,180,673
Payments for shares redeemed	(59,037,780)	(148,624,802)
Net increase (decrease) in net assets from capital share transactions	(15,068,661)	(8,152,006)

Net increase (decrease) in net assets	(15,068,661)	(8,151,990)

Net Assets
Beginning of period	165,117,755	173,269,745
End of period	$150,049,094	$165,117,755

Transactions in Shares of the Fund
Sold	41,662,857	135,292,123
Issued in reinvestment of distributions	2,306,262	5,180,673
Redeemed	(59,037,780)	(148,624,802)
Net increase (decrease) in shares of the fund	(15,068,661)	(8,152,006)

See Notes to Financial Statements.
8

Notes to Financial Statements

NOVEMBER 30, 2024 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments are generally valued at amortized cost, which approximates fair value. If the valuation designee determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the valuation designee.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended November 30, 2024 was 0.49%.
9

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $300,000 and $400,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2024, the fund had accumulated short-term capital losses of $(7), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
10

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2024(2)	$1.00	0.01	—	0.01	(0.01)	$1.00	1.50%	0.49%	0.49%	2.97%	2.97%	$150,049
2024	$1.00	0.03	—(3)	0.03	(0.03)	$1.00	3.22%	0.50%	0.50%	3.18%	3.18%	$165,118
2023	$1.00	0.02	—(3)	0.02	(0.02)	$1.00	1.91%	0.50%	0.50%	1.90%	1.90%	$173,270
2022	$1.00	—(3)	—	—(3)	—(3)	$1.00	0.04%	0.21%	0.50%	0.03%	(0.26)%	$155,662
2021	$1.00	—(3)	—	—(3)	—(3)	$1.00	0.01%	0.19%	0.50%	0.01%	(0.30)%	$154,314
2020	$1.00	0.01	—	0.01	(0.01)	$1.00	0.91%	0.47%	0.50%	0.90%	0.87%	$159,691

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Six months ended November 30, 2024 (unaudited).
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 13, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including, but not limited to:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
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•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its peer group median for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, risk management, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other
13

components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to the Fund was above the median of the net prospectus expense ratios of the Fund’s peer expense universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91043 2501

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the reports to stockholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	January 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	January 24, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	January 24, 2025